UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number	811-2671

DWS Municipal Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	5/31

Date of reporting period:	11/30/09

ITEM 1.           REPORT TO STOCKHOLDERS

  NOVEMBER 30, 2009

Semiannual Report to Shareholders

DWS Managed Municipal Bond Fund

Contents

4 Performance Summary

7 Information About Your Fund's Expenses

9 Portfolio Summary

11 Investment Portfolio

36 Financial Statements

41 Financial Highlights

46 Notes to Financial Statements

55 Investment Management Agreement Approval

60 Summary of Management Fee Evaluation by Independent Fee Consultant

65 Account Management Resources

66 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. This fund invests in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Bond investments are subject to interest rate risk such that when interest rates rise, the prices of the bonds, and thus the value of the bond fund, can decline and the investor can lose principal value. Derivatives may be more volatile and less liquid than traditional securities, and the fund could suffer losses on its derivative positions. A portion of the fund's returns may be subject to federal, state and local taxes and the alternative minimum tax. Finally, the fund may focus its investments in certain geographical regions, thereby increasing its vulnerability to developments in these regions. This may result in greater share price volatility. Please read this fund's prospectus for specific details regarding its investments and risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary November 30, 2009

Average Annual Total Returns as of 11/30/09
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	5.03%	16.19%	3.89%	4.32%	5.21%
Class B	4.70%	15.35%	3.13%	3.52%	4.41%
Class C	4.64%	15.33%	3.12%	3.54%	4.40%
Adjusted for the Maximum Sales Charge
Class A (max 2.75% load)	2.14%	12.99%	2.93%	3.74%	4.92%
Class B (max 4.00% CDSC)	0.70%	12.35%	2.51%	3.35%	4.41%
Class C (max 1.00% CDSC)	3.64%	15.33%	3.12%	3.54%	4.40%
No Sales Charges						Life of Institutional Class*
Class S	5.25%	16.54%	4.15%	4.58%	5.46%	N/A
Institutional Class	5.28%	16.59%	4.19%	4.59%	N/A	4.44%
Barclays Capital Municipal Bond Index+	4.75%	14.17%	4.17%	4.50%	5.64%	4.59%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.
* Institutional Class shares commenced operations on August 19, 2002. Index returns began on August 31, 2002.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated October 1, 2009 are 1.11%, 1.92%, 1.88%, 0.90% and 0.90% for Class A, Class B, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A portion of the Fund's distributions may be subject to federal, state and local taxes and the alternative minimum tax.

Returns shown for Class A, B and C shares for the period prior to their inception on June 11, 2001 are derived from the historical performance of Class S shares of DWS Managed Municipal Bond Fund during such period and have been adjusted to reflect the higher total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS Managed Municipal Bond Fund — Class A [] Barclays Capital Municipal Bond Index+

Yearly periods ended November 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The Barclays Capital Municipal Bond Index is an unmanaged, market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years.
Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S	Institutional Class
Net Asset Value: 11/30/09	$ 8.90	$ 8.91	$ 8.90	$ 8.92	$ 8.91
5/31/09	$ 8.68	$ 8.68	$ 8.68	$ 8.69	$ 8.68
Distribution Information: Six Months as of 11/30/09: Income Dividends	$ .21	$ .17	$ .18	$ .22	$ .22
November Income Dividend	$ .0358	$ .0294	$ .0302	$ .0374	$ .0378
SEC 30-day Yield++ as of 11/30/09	4.05%	3.31%	3.40%	4.37%	4.43%
Tax Equivalent Yield++ as of 11/30/09	6.23%	5.09%	5.23%	6.72%	6.82%
Current Annualized Distribution Rate++ as of 11/30/09	4.89%	4.01%	4.13%	5.10%	5.16%
++ The SEC yield is net investment income per share earned over the month ended November 30, 2009, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Tax equivalent yield is based on the Fund's yield and a marginal federal income tax rate of 35%. Current annualized distribution rate is the latest monthly dividend shown as a percentage of net asset value on November 30, 2009. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Yields and distribution rates are historical, not guaranteed, and will fluctuate.
Lipper Rankings — General Municipal Debt Funds Category as of 11/30/09
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	84	of	242	35
3-Year	22	of	220	10
5-Year	15	of	203	8
Class B 1-Year	99	of	242	41
3-Year	64	of	220	29
5-Year	70	of	203	35
Class C 1-Year	100	of	242	42
3-Year	66	of	220	30
5-Year	69	of	203	34
Class S 1-Year	75	of	242	31
3-Year	16	of	220	8
5-Year	6	of	203	3
10-Year	10	of	162	7
Institutional Class 1-Year	73	of	242	31
3-Year	14	of	220	7
5-Year	5	of	203	3

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2009 to November 30, 2009).

The tables illustrate your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment (Including Interest Expense)* for the six months ended November 30, 2009
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 6/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 11/30/09	$ 1,050.30	$ 1,047.00	$ 1,046.40	$ 1,052.50	$ 1,052.80
Expenses Paid per $1,000**	$ 4.21	$ 8.57	$ 8.16	$ 3.14	$ 2.98
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 6/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 11/30/09	$ 1,020.96	$ 1,016.70	$ 1,017.10	$ 1,022.01	$ 1,022.16
Expenses Paid per $1,000**	$ 4.15	$ 8.44	$ 8.04	$ 3.09	$ 2.94
Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
DWS Managed Municipal Bond Fund	.82%	1.67%	1.59%	.61%	.58%
Expenses and Value of a $1,000 Investment (Excluding Interest Expense)* for the six months ended November 30, 2009
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 6/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 11/30/09	$ 1,050.30	$ 1,047.00	$ 1,046.40	$ 1,052.50	$ 1,052.80
Expenses Paid per $1,000**	$ 3.80	$ 8.16	$ 7.75	$ 2.73	$ 2.57
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 6/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 11/30/09	$ 1,021.36	$ 1,017.10	$ 1,017.50	$ 1,022.41	$ 1,022.56
Expenses Paid per $1,000**	$ 3.75	$ 8.04	$ 7.64	$ 2.69	$ 2.54
Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
DWS Managed Municipal Bond Fund	.74%	1.59%	1.51%	.53%	.50%
* Interest expense represents interest and fees on floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
** Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

For more information, please refer to the Fund's prospectus.

Portfolio Summary

Asset Allocation (As a % of Investment Portfolio)	11/30/09	5/31/09

Revenue Bonds	68%	62%
General Obligation Bonds	18%	20%
Lease Obligations	9%	10%
ETM/Prerefunded	5%	8%
	100%	100%
Quality	11/30/09	5/31/09

AAA	8%	6%
AA	29%	32%
A	34%	37%
BBB	25%	21%
Not Rated	4%	4%
	100%	100%
Effective Maturity	11/30/09	5/31/09

0-4.99 years	29%	28%
5-9.99 years	47%	43%
10-14.99 years	9%	11%
Greater than 15 years	15%	18%
	100%	100%

Weighted average effective maturity: 8.4 years and 9.9 years, respectively.

Asset allocation, quality and effective maturity are subject to change.

The quality ratings represent the lower of Moody's Investors Services, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk.

Top Five State Allocations (As a % of Investment Portfolio)	11/30/09	5/31/09

California	18%	15%
Illinois	10%	12%
Texas	8%	8%
Massachusetts	7%	7%
Florida	5%	6%

Top five state allocations are subject to change.

For more complete details about the Fund's investment portfolio, see page 11. A quarterly Fact Sheet is available upon request. A complete list of the Fund's portfolio holdings is posted as of the month end on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of November 30, 2009 (Unaudited)

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 95.3%
Alabama 1.0%
Alabama, State Public School & College Authority, Capital Improvement, 5.0%, 12/1/2023 (a)	35,000,000	36,915,550
Phoenix County, AL, Industrial Development Revenue, Industrial Development Board, AMT, 6.35%, 5/15/2035	4,000,000	3,358,400
		40,273,950
Alaska 0.1%
Anchorage, AK, Electric Revenue, 6.5%, 12/1/2015 (b)	5,000,000	6,041,800
Arizona 0.5%
Arizona, Health Facilities Authority Revenue, Banner Health System, Series D, 5.375%, 1/1/2032	12,000,000	12,105,120
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2032	1,600,000	1,387,456
5.0%, 12/1/2037	8,405,000	6,844,107
		20,336,683
Arkansas 0.4%
North Little Rock, AR, Electric Revenue, Series A, 6.5%, 7/1/2015 (b)	13,080,000	14,628,410
California 16.9%
Banning, CA, Water & Sewer Revenue, 1989 Water System Improvement Project, ETM, 8.0%, 1/1/2019 (b)	755,000	893,618
Banning, CA, Water & Sewer Revenue, Water System Reference & Improvement Project, ETM, 8.0%, 1/1/2019 (b)	525,000	609,431
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series F-1, 5.5%, 4/1/2043	13,000,000	13,499,720
Series F-1, 5.625%, 4/1/2044	11,500,000	12,154,925
California, Educational Facilities Authority Revenue, Loyola Marymount University, Series A, Zero Coupon, 10/1/2014 (b)	1,000,000	852,180
California, Health Facilities Financing Authority Revenue, Adventist Health System, Series A, 5.75%, 9/1/2039	5,000,000	4,985,350
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West:
Series A, 6.0%, 7/1/2034	10,000,000	10,459,100
Series A, 6.0%, 7/1/2039	7,500,000	7,810,125
California, Housing Finance Agency Revenue, Series A, AMT, 0.3%**, 8/1/2035	2,140,000	2,140,000
California, Housing Finance Agency Revenue, Home Mortgage, Series M, AMT, 0.3%**, 8/1/2034	2,000,000	2,000,000
California, Infrastructure & Economic Development Bank Revenue, California Independent Systems Operator Corp., Series A, 6.25%, 2/1/2039	7,800,000	8,238,282
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034	15,315,000	16,900,102
California, Municipal Finance Authority, Pollution Control Revenue, Chevron USA, Inc. Project, 0.15%**, 6/1/2025	1,000,000	1,000,000
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp., Series A-1, 5.0%, 6/1/2033	47,575,000	35,536,146
California, State Department of Water Resources Revenue, Prerefunded, 5.5%, 12/1/2015	25,000	27,459
California, State General Obligation:
5.0%, 2/1/2031 (b)	16,975,000	15,960,234
5.0%, 9/1/2032	10,000,000	9,281,200
California, State General Obligation, Various Purposes:
5.0%, 6/1/2023 (b)	25,000,000	25,673,000
5.0%, 3/1/2027	20,000,000	19,680,600
5.0%, 11/1/2027	15,000,000	14,755,350
5.0%, 6/1/2029 (b)	10,000,000	9,591,100
5.0%, 12/1/2031 (b)	1,045,000	981,328
5.125%, 11/1/2024	5,000,000	5,047,100
5.25%, 12/1/2021	10,215,000	10,547,600
6.0%, 4/1/2038	17,915,000	18,285,303
6.0%, 11/1/2039	50,000,000	50,868,000
6.5%, 4/1/2033	58,440,000	62,877,934
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.375%, 11/1/2034 (c)	10,000,000	10,068,700
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.125%, 4/1/2029	2,000,000	2,043,280
California, State Public Works Board, Lease Revenue, Department of General Services, Capital East End, Series A, 5.25%, 12/1/2020 (b)	11,540,000	11,617,549
California, State Public Works Board, Lease Revenue, Department of Mental Health:
Series A, 5.5%, 6/1/2021	5,275,000	5,342,414
Series A, 5.5%, 6/1/2022	1,400,000	1,409,408
California, State Revenue Lease, Public Works Board, Department of Corrections:
Series C, 5.0%, 6/1/2025	2,500,000	2,393,350
Series C, 5.5%, 6/1/2020	5,000,000	5,087,700
Series C, 5.5%, 6/1/2021	2,500,000	2,530,825
California, State University Revenue, Series A, 5.25%, 11/1/2038	10,000,000	9,781,200
East Bay, CA, Municipal Utility District, Wastewater Systems Revenue, Series A, 5.0%, 6/1/2037 (b)	13,085,000	13,264,657
Foothill, CA, Eastern Corridor Agency, Toll Road Revenue:
Series A, ETM, Zero Coupon, 1/1/2015	10,000,000	8,919,900
Series A, ETM, Zero Coupon, 1/1/2017	5,000,000	4,065,850
Series A, ETM, Zero Coupon, 1/1/2018 (a)	21,890,000	17,042,241
Series A, Prerefunded, 7.1%, 1/1/2012	4,000,000	4,103,600
Los Angeles, CA, Airport Revenue, Regional Airports Improvement Corporation Lease Revenue, Series C, AMT, 7.5%, 12/1/2024	2,500,000	2,332,175
Los Angeles, CA, Department of Airports Revenue, Series A, 5.25%, 5/15/2039 (c)	5,000,000	4,996,900
Madera County, CA, Hospital & Healthcare Revenue, Valley Children's Hospital, 6.5%, 3/15/2010 (b)	2,840,000	2,872,348
Murrieta Valley, CA, School District General Obligation, Unified School District, Series A, Zero Coupon, 9/1/2014 (b)	4,235,000	3,647,521
Northern California, Tobacco Securitization Authority, Tobacco Settlement Revenue, Series A-1, 5.375%, 6/1/2038	6,915,000	5,423,158
Oakland, CA, Special Assessment Revenue, Oakland Convention Centers, 5.5%, 10/1/2014 (b)	2,000,000	2,168,560
Orange County, CA, Airport Revenue:
Series A, 5.25%, 7/1/2039	16,000,000	15,844,960
Series B, 5.25%, 7/1/2039	12,000,000	11,726,280
Roseville, CA, School District General Obligation, Junior High, Series B, Zero Coupon, 8/1/2015 (b)	1,000,000	834,350
Sacramento, CA, Municipal Utility District, Electric Revenue:
Series U, 5.0%, 8/15/2026 (b)	10,455,000	11,185,073
Series U, 5.0%, 8/15/2028 (b)	8,175,000	8,635,171
San Diego, CA, Community College District General Obligation, Election of 2002, 5.25%, 8/1/2033	5,000,000	5,156,450
San Diego, CA, School District General Obligation, Series A, Zero Coupon, 7/1/2014 (b)	1,000,000	885,070
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series 32-G, 5.0%, 5/1/2026 (b)	8,565,000	8,729,362
Series E, 6.0%, 5/1/2039	35,000,000	36,551,200
San Francisco, CA, City & County Certificates of Participation, Multiple Capital Improvement Projects, Series A, 5.25%, 4/1/2031	7,860,000	7,951,962
San Joaquin County, CA, County General Obligation Lease, Facilities Project, 5.5%, 11/15/2013 (b)	3,895,000	3,999,892
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency, Toll Road Revenue:
Series A, Zero Coupon, 1/15/2012 (b)	5,000,000	4,539,850
Series A, Zero Coupon, 1/15/2013 (b)	35,295,000	30,239,344
Series A, Zero Coupon, 1/15/2014 (b)	14,905,000	11,980,788
Ukiah, CA, School District General Obligation Lease, Zero Coupon, 8/1/2015 (b)	2,000,000	1,636,460
Vallejo City, CA, Unified School District General Obligation, Series A, 5.9%, 2/1/2022 (b)	3,905,000	4,133,716
		643,796,451
Colorado 3.8%
Colorado, E-470 Public Highway Authority Revenue:
Series B, Zero Coupon, 9/1/2016 (b)	5,000,000	3,528,950
Series A-1, 5.5%, 9/1/2024 (b)	4,000,000	3,999,640
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities, Inc., 5.0%, 12/1/2035	15,000,000	12,372,750
Colorado, Health Facilities Authority Revenue, Portercare Adventist Health System, Prerefunded, 6.5%, 11/15/2031	3,000,000	3,351,420
Colorado, Public Energy Authority, Natural Gas Purchase Revenue, 6.5%, 11/15/2038	30,000,000	30,115,800
Colorado, Transportation/Tolls Revenue:
Series B, Zero Coupon, 9/1/2014 (b)	11,295,000	9,096,428
Series B, Zero Coupon, 9/1/2015 (b)	21,500,000	16,228,415
Series B, Zero Coupon, 9/1/2017 (b)	8,000,000	5,280,800
Series B, Zero Coupon, 9/1/2018 (b)	20,560,000	12,638,849
Series B, Zero Coupon, 9/1/2019 (b)	36,500,000	20,938,590
Series B, Zero Coupon, 9/1/2020 (b)	7,000,000	3,705,870
Series A, 5.75%, 9/1/2014 (b)	14,700,000	15,795,885
Denver, CO, School District General Obligation, Series A, 6.5%, 12/1/2010	3,000,000	3,182,010
Douglas County, CO, School District General Obligation, 7.0%, 12/15/2013 (b)	2,500,000	3,022,150
		143,257,557
Connecticut 0.1%
Greenwich, CT, Multi-Family Housing Revenue, 6.35%, 9/1/2027	2,640,000	2,694,358
District of Columbia 0.2%
District of Columbia, Core City General Obligation:
Series B3, 5.5%, 6/1/2012 (b)	1,050,000	1,146,222
Series A1, 6.5%, 6/1/2010 (b)	1,175,000	1,208,711
District of Columbia, Water & Sewer Revenue, Public Utility Revenue, 5.5%, 10/1/2023 (b)	5,000,000	6,002,400
		8,357,333
Florida 4.0%
Clearwater, FL, Water & Sewer Revenue, Series A, 5.25%, 12/1/2039	2,000,000	2,042,300
Florida, Village Center Community Development District, Utility Revenue, ETM, 6.0%, 11/1/2018 (b)	1,250,000	1,520,988
Fort Pierce, FL, Utilities Authority Revenue, Series B, Zero Coupon, 10/1/2018 (b)	2,000,000	1,379,260
Gainesville, FL, Utilities System Revenue, Series B, 6.5%, 10/1/2010	1,370,000	1,436,883
Hillsborough County, FL, Industrial Development Authority Revenue, University Community Hospital, 6.5%, 8/15/2019 (b)	1,000,000	1,084,520
Hillsborough County, FL, School Board, Certificates of Participation, Master Lease Program, Series A, 0.2%**, 7/1/2023, Wachovia Bank NA (b) (d)	1,000,000	1,000,000
Jacksonville, FL, Health Facilities Authority, ETM, 11.5%, 10/1/2012	85,000	109,404
Jacksonville, FL, Sales & Special Tax Revenue, Local Government:
5.5%, 10/1/2016 (b)	6,760,000	7,916,568
5.5%, 10/1/2018 (b)	6,470,000	7,474,079
Lee County, FL, Airport Revenue:
Series A, AMT, 6.0%, 10/1/2020 (b)	2,820,000	2,878,600
Series A, AMT, 6.125%, 10/1/2015 (b)	3,000,000	3,093,390
Melbourne, FL, Water & Sewer Revenue, ETM, Zero Coupon, 10/1/2016 (b)	1,350,000	1,106,933
Miami Beach, FL, Stormwater Revenue, 5.75%, 9/1/2017 (b)	725,000	755,312
Miami-Dade County, FL, Aviation Revenue, Series A, 5.5%, 10/1/2041	30,000,000	30,226,500
Miami-Dade County, FL, Aviation Revenue, Miami International Airport, Series C, AMT, 5.25%, 10/1/2022 (b)	20,000,000	20,593,800
Miami-Dade County, FL, Sales & Special Tax Revenue:
Series A, Zero Coupon, 10/1/2014 (b)	2,195,000	1,727,443
Series A, Zero Coupon, 10/1/2022 (b)	7,000,000	3,095,050
North Brevard County, FL, Hospital District Revenue, Parrish Medical Center Project, 5.75%, 10/1/2043	10,000,000	10,222,100
Orange County, FL, Health Facilities Authority Revenue:
Series 2006-A, 6.25%, 10/1/2016 (b)	1,100,000	1,228,084
Series 2006-A, ETM, 6.25%, 10/1/2016 (b)	70,000	84,903
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System:
Series B, 5.25%, 12/1/2029 (b)	6,500,000	6,682,195
Series A, 6.25%, 10/1/2018 (b)	500,000	569,040
Series C, 6.25%, 10/1/2021 (b)	6,000,000	6,854,100
Orange County, FL, Health Facilities Authority, Orlando Regional Facilities, Series A, ETM, 6.25%, 10/1/2016 (b)	2,830,000	3,399,736
Orlando & Orange County, FL, Expressway Authority Revenue, 6.5%, 7/1/2012 (b)	1,000,000	1,117,410
Orlando, FL, Special Assessment Revenue, Conroy Road Interchange Project, Series A, 5.8%, 5/1/2026	500,000	462,115
Palm Beach County, FL, Airport Systems Revenue:
5.75%, 10/1/2013 (b)	3,770,000	4,216,104
5.75%, 10/1/2014 (b)	755,000	855,709
Palm Beach County, FL, Criminal Justice Facilities Revenue, 7.2%, 6/1/2015 (b)	110,000	133,231
Port St. Lucie, FL, Utility System Revenue:
5.0%, 9/1/2035 (b)	2,600,000	2,625,506
5.25%, 9/1/2035 (b)	3,000,000	3,067,350
Sunrise, FL, Water & Sewer Revenue, Utility Systems, 5.5%, 10/1/2018 (b)	12,500,000	14,359,750
Tallahassee, FL, Energy System Revenue, 5.5%, 10/1/2016 (b)	1,005,000	1,159,207
Tampa, FL, Sports Authority Revenue, Sales Tax-Tampa Bay Arena Project, 5.75%, 10/1/2020 (b)	2,075,000	2,246,270
Tampa, FL, Utility Tax Revenue, Zero Coupon, 10/1/2014 (b)	3,165,000	2,725,540
Westchase, FL, Community Development District, Special Assessment Revenue, 5.8%, 5/1/2012 (b)	1,600,000	1,605,760
		151,055,140
Georgia 5.0%
Atlanta, GA, Airport Revenue, Series B, AMT, 5.75%, 1/1/2010 (b)	4,240,000	4,255,900
Atlanta, GA, Metropolitan Rapid Transit Authority, Sales Tax Revenue, 5.0%, 7/1/2039	5,000,000	5,139,750
Atlanta, GA, Water & Sewer Revenue, Series A, 5.5%, 11/1/2019 (b)	13,000,000	14,166,230
Atlanta, GA, Water & Wastewater Revenue, Series B, 5.375%, 11/1/2039 (b)	40,000,000	40,821,200
Burke County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp. Vogtle Project:
Series A, 5.3%, 1/1/2033 (b)	10,000,000	10,297,600
Series B, 5.5%, 1/1/2033	4,000,000	4,107,400
Cobb County, GA, Hospital & Healthcare Revenue, Series A, ETM, 5.625%, 4/1/2011 (b)	1,220,000	1,269,678
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019	17,440,000	17,786,882
Series B, 5.0%, 3/15/2019	5,000,000	4,872,050
Series A, 5.0%, 3/15/2020	2,700,000	2,705,400
Series B, 5.0%, 3/15/2020	5,000,000	4,808,900
Series A, 5.0%, 3/15/2022	17,340,000	17,200,413
Series A, 5.5%, 9/15/2023	5,000,000	4,834,950
Series A, 5.5%, 9/15/2024	4,635,000	4,448,858
Series A, 5.5%, 9/15/2027	5,000,000	4,656,000
Series A, 5.5%, 9/15/2028	5,000,000	4,616,800
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare System, 6.5%, 8/1/2038 (b)	18,700,000	20,404,879
Georgia, Municipal Electric Authority Power Revenue:
Series 2005-Y, 6.4%, 1/1/2013 (b)	3,270,000	3,572,442
Series 2005-Y, Prerefunded, 6.4%, 1/1/2013 (b)	35,000	37,295
Series Y, ETM, 6.4%, 1/1/2013 (b)	195,000	215,173
Series V, 6.5%, 1/1/2012 (b)	3,195,000	3,328,168
Series X, 6.5%, 1/1/2012 (b)	2,220,000	2,337,993
Series W, 6.6%, 1/1/2018 (b)	11,175,000	13,018,093
Georgia, Water & Sewer Revenue, Municipal Electric Authority Power Revenue, Series W, ETM, 6.6%, 1/1/2018 (b)	200,000	243,062
Macon-Bibb County, GA, Hospital & Healthcare Revenue, Series C, 5.25%, 8/1/2011 (b)	1,290,000	1,320,947
		190,466,063
Hawaii 0.2%
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., 6.5%, 7/1/2039	6,000,000	6,405,180
Idaho 0.3%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center, 6.75%, 11/1/2037	10,060,000	10,988,437
Illinois 11.5%
Chicago, IL, Core City General Obligation:
Zero Coupon, 1/1/2017 (b)	20,000,000	15,253,600
Series A, 5.375%, 1/1/2013 (a) (b)	14,000,000	14,980,840
6.25%, 1/1/2011 (b)	1,060,000	1,088,196
Chicago, IL, General Obligation:
Series A, 5.0%, 1/1/2025 (b)	13,985,000	14,655,301
Series B, 5.125%, 1/1/2015 (b)	1,960,000	2,229,343
Chicago, IL, O'Hare International Airport Revenue, Series A-2, AMT, 5.75%, 1/1/2019 (b)	12,975,000	13,732,351
Chicago, IL, Sales & Special Tax Revenue, 5.375%, 1/1/2014 (b)	4,100,000	4,433,535
Chicago, IL, School District General Obligation Lease, Board of Education:
Series A, 6.0%, 1/1/2016 (a) (b)	11,025,000	12,999,798
Series A, 6.0%, 1/1/2020 (b)	46,340,000	52,446,222
Series A, 6.25%, 1/1/2015 (b)	28,725,000	31,843,099
Chicago, IL, School District General Obligation Lease, Public Housing Revenue, Series A, 5.25%, 12/1/2011 (a) (b)	9,705,000	10,407,060
Chicago, IL, School District General Obligation, Board of Education, Series B, Zero Coupon, 12/1/2009 (b)	7,615,000	7,614,695
Chicago, IL, School District Revenue Lease, Board of Education, 6.25%, 12/1/2011 (b)	1,600,000	1,754,160
Chicago, IL, Water & Sewer Revenue:
Zero Coupon, 11/1/2012 (b)	6,350,000	6,046,089
Zero Coupon, 11/1/2018 (b)	5,165,000	3,671,282
Chicago, IL, Water Revenue, 5.0%, 11/1/2023 (b)	10,000,000	10,778,700
Cook & Du Page Counties, IL, High School District No. 210:
Zero Coupon, 12/1/2009 (b)	285,000	284,991
ETM, Zero Coupon, 12/1/2009 (b)	2,575,000	2,574,974
Cook County, IL, County General Obligation, 6.5%, 11/15/2014 (b)	18,560,000	22,323,226
Illinois, Development Finance Authority Revenue, Evanston Northwestern Healthcare Corp., Series B, 0.2%**, 5/1/2031	500,000	500,000
Illinois, Finance Authority Revenue, Advocate Health Care Network, Series D, 6.5%, 11/1/2038	4,085,000	4,487,495
Illinois, Finance Authority Revenue, Carle Foundation, Series B, 0.2%**, 2/15/2033, Northern Trust Co. (d)	1,800,000	1,800,000
Illinois, Finance Authority Revenue, Northwest Community Hospital, Series A, 5.5%, 7/1/2038	22,990,000	23,525,667
Illinois, Finance Authority Revenue, Roosevelt University Project, 6.5%, 4/1/2044 (c)	10,000,000	9,810,400
Illinois, Higher Education Revenue, Zero Coupon, 4/1/2015 (b)	3,300,000	2,869,185
Illinois, Hospital & Healthcare Revenue, Health Facilities Authority:
5.2%, 9/1/2012	1,000,000	1,006,290
6.25%, 8/15/2013 (b)	2,400,000	2,609,568
Series A, 6.25%, 1/1/2015 (b)	13,485,000	14,914,005
Illinois, Metropolitan Pier and Exposition Authority, Series A, Zero Coupon, 6/15/2011 (b)	895,000	867,416
Illinois, Municipal Electric Agency Power Supply:
Series A, 5.25%, 2/1/2023 (b)	3,500,000	3,734,185
Series A, 5.25%, 2/1/2024 (b)	2,500,000	2,654,550
Illinois, Pollution Control Revenue, Development Finance Authority, 5.85%, 1/15/2014 (b)	5,000,000	5,548,850
Illinois, Project Revenue, Zero Coupon, 1/1/2014 (b)	17,975,000	16,279,059
Illinois, Project Revenue, Metropolitan Pier and Exposition Authority, Zero Coupon, 6/15/2016 (b)	10,000,000	7,913,200
Illinois, Regional Transportation Authority, Series A, 6.7%, 11/1/2021 (b)	25,800,000	31,012,116
Illinois, Sales & Special Tax Revenue:
6.25%, 12/15/2011 (b)	1,590,000	1,651,962
6.25%, 12/15/2020 (b)	6,975,000	7,818,556
Series P, 6.5%, 6/15/2013	1,485,000	1,605,879
Illinois, Sales & Special Tax Revenue, Metropolitan Pier and Exposition Authority, Zero Coupon, 6/15/2013 (b)	7,565,000	6,860,320
Illinois, Special Assessment Revenue, Metropolitan Pier and Exposition Authority, Series A, Zero Coupon, 12/15/2018 (b)	6,660,000	4,572,423
Joliet, IL, Higher Education Revenue, College Assistance Corp., North Campus Extension Center Project, 6.7%, 9/1/2012 (b)	1,255,000	1,345,887
Kane Cook & Du Page Counties, IL, School District General Obligation:
Series B, Zero Coupon, 1/1/2011 (b)	1,040,000	1,026,355
Series B, Zero Coupon, 1/1/2012 (b)	1,300,000	1,257,750
Series B, Zero Coupon, 1/1/2013 (b)	1,095,000	1,029,453
Kane County, IL, School District General Obligation, Aurora West Side, Series A, 6.5%, 2/1/2010 (b)	1,775,000	1,790,922
Lake Cook Kane & McHenry Counties, IL, School District General Obligation, 6.3%, 12/1/2017 (b)	1,885,000	2,359,832
Lake County, IL, Higher Education Revenue, District No. 117:
Series B, Zero Coupon, 12/1/2013 (b)	5,880,000	5,186,513
Series B, Zero Coupon, 12/1/2014 (b)	5,985,000	5,011,061
Skokie, IL, Other General Obligation, Park District, Series B, Zero Coupon, 12/1/2011 (b)	3,000,000	2,911,530
University Park, IL, Sales & Special Tax Revenue, Governors Gateway Industrial Park, 8.5%, 12/1/2011	625,000	627,175
Will County, IL, County General Obligation:
Series B, Zero Coupon, 12/1/2011 (b)	4,145,000	4,046,846
Series B, Zero Coupon, 12/1/2012 (b)	2,480,000	2,364,606
Series B, Zero Coupon, 12/1/2013 (b)	12,030,000	11,100,081
Series B, Zero Coupon, 12/1/2014 (b)	10,255,000	9,064,497
Will County, IL, School District General Obligation, Community Unit School District No. 365-U, Series B, ETM, Zero Coupon, 11/1/2015 (b)	8,000,000	6,845,600
Winnebago County, IL, School District General Obligation, District No. 122 Harlem-Loves, 6.55%, 6/1/2010 (b)	1,825,000	1,875,991
		439,002,687
Indiana 1.8%
Indiana, Electric Revenue, Municipal Power Agency:
Series B, 5.5%, 1/1/2016 (b)	10,160,000	11,365,789
Series B, 6.0%, 1/1/2012 (b)	1,750,000	1,902,425
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, 6.75%, 3/1/2039	5,230,000	5,573,559
Indiana, Health Facilities Financing Authority, ETM, 6.0%, 7/1/2010 (b)	1,035,000	1,069,486
Indiana, Hospital & Healthcare Revenue, Health Facilities Finance Authority, Greenwood Village South Project, 5.625%, 5/15/2028	2,100,000	1,713,390
Indiana, Hospital & Healthcare Revenue, Health Facilities Financing Authority:
Series D, 5.75%, 11/15/2012	4,580,000	4,640,868
ETM, 6.0%, 7/1/2010 (b)	325,000	331,705
ETM, 6.0%, 7/1/2011 (b)	1,445,000	1,554,508
ETM, 6.0%, 7/1/2012 (b)	1,535,000	1,712,059
ETM, 6.0%, 7/1/2013 (b)	1,620,000	1,859,602
ETM, 6.0%, 7/1/2014 (b)	1,720,000	2,016,702
ETM, 6.0%, 7/1/2015 (b)	1,825,000	2,171,263
6.0%, 7/1/2016 (b)	465,000	503,256
ETM, 6.0%, 7/1/2016 (b)	1,470,000	1,820,374
6.0%, 7/1/2017 (b)	490,000	522,507
ETM, 6.0%, 7/1/2017 (b)	1,560,000	1,946,116
6.0%, 7/1/2018 (b)	520,000	555,542
ETM, 6.0%, 7/1/2018 (b)	1,655,000	2,077,505
Indiana, Transportation/Tolls Revenue, Series A, 7.25%, 6/1/2015	2,955,000	3,414,739
Indiana, Transportation/Tolls Revenue, Transportation Authority:
Series A, 5.75%, 6/1/2012 (b)	4,550,000	5,077,618
Series A, 7.25%, 6/1/2015	585,000	622,580
Indiana, Transportation/Tolls Revenue, Transportation Finance Authority, Series A, ETM, 5.75%, 6/1/2012 (b)	450,000	481,644
Merrillville, IN, School District Revenue Lease, Multiple School Building Corp., First Mortgage, Zero Coupon, 1/15/2011 (b)	4,000,000	3,946,040
St. Joseph County, IN, Educational Facilities Revenue, Notre Dame du Lac Project, 5.0%, 3/1/2036	10,000,000	10,435,400
		67,314,677
Kansas 0.5%
Johnson County, KS, School District General Obligation, Series B, 5.5%, 9/1/2015 (b)	1,860,000	2,213,270
Kansas, Pollution Control Revenue, Development Financing Authority:
Series II, 5.5%, 11/1/2015	1,000,000	1,198,650
Series II, 5.5%, 11/1/2017	1,000,000	1,216,400
Kansas, State Department of Transportation Highway Revenue, Series A-2, 0.18%**, 9/1/2014	11,000,000	11,000,000
Wichita, KS, Hospital Revenue, Facilities Improvement, Series III-A, 5.0%, 11/15/2034	3,590,000	3,549,540
		19,177,860
Kentucky 1.8%
Kentucky, Economic Development Finance Authority, Health Systems Revenue, Norton Healthcare:
Series C, 5.6%, 10/1/2012 (b)	9,110,000	9,666,074
Series C, 5.7%, 10/1/2013 (b)	5,495,000	5,902,674
Series C, ETM, 5.7%, 10/1/2013 (b)	2,750,000	3,159,530
Series C, 5.8%, 10/1/2014 (b)	3,420,000	3,685,700
Series C, Prerefunded, 5.8%, 10/1/2014 (b)	1,710,000	1,987,020
Series C, 5.85%, 10/1/2015 (b)	3,490,000	3,716,501
Series C, Prerefunded, 5.85%, 10/1/2015 (b)	1,745,000	2,030,918
Series C, 5.9%, 10/1/2016 (b)	4,330,000	4,592,528
Series C, Prerefunded, 5.9%, 10/1/2016 (b)	2,170,000	2,529,569
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2038 (b)	4,500,000	4,824,675
Kentucky, Project Revenue:
5.5%, 8/1/2017 (b)	6,770,000	7,918,531
5.5%, 8/1/2018 (b)	5,000,000	5,846,650
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	15,000,000	14,308,050
		70,168,420
Louisiana 1.0%
East Baton Rouge, LA, Sewer Commission Revenue, Series A, 5.25%, 2/1/2039	10,000,000	10,254,600
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	12,000,000	10,535,880
Louisiana, State Gas & Fuels Tax Revenue, Series A-1, 0.23%**, 5/1/2043, JPMorgan Chase Bank (d)	17,500,000	17,500,000
		38,290,480
Maryland 0.5%
Baltimore, MD, Sales & Special Tax Revenue, Series A, 5.9%, 7/1/2012 (b)	3,100,000	3,424,012
Maryland, State Economic Development Corp. Revenue, Senior Lien Project, Chesapeake Bay:
Series A, 5.0%, 12/1/2016	1,000,000	657,070
Series A, 5.0%, 12/1/2031	20,000,000	12,062,200
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, 6.75%, 7/1/2039	3,400,000	3,856,892
		20,000,174
Massachusetts 6.2%
Massachusetts, Bay Transportation Authority Revenue, Series B, 6.2%, 3/1/2016	10,000,000	11,581,100
Massachusetts, Bay Transportation Authority, Sales Tax Revenue, Series A-1, 0.2%**, 7/1/2021	3,000,000	3,000,000
Massachusetts, Higher Education Revenue, College Building Authority Project, Series A, 7.5%, 5/1/2014	5,500,000	6,391,660
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Massachusetts General Hospital, Series F, 6.25%, 7/1/2012 (b)	485,000	508,484
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	4,630,000	3,602,325
Massachusetts, Port Authority Revenue, ETM, 13.0%, 7/1/2013	790,000	985,075
Massachusetts, Project Revenue, Prerefunded, 9.2%, 12/15/2031	17,000,000	21,249,660
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Series B, Prerefunded, 9.15%, 12/15/2023	3,000,000	3,745,710
Massachusetts, Sales & Special Tax Revenue, Federal Highway Grant, Series A, Zero Coupon, 12/15/2014	27,680,000	24,727,375
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility, Series A, 5.5%, 11/15/2027	1,680,000	1,262,520
Massachusetts, State Development Finance Agency, Resource Recovery Revenue, SEMASS Partnership:
Series A, 5.625%, 1/1/2015 (b)	4,000,000	4,155,760
Series A, 5.625%, 1/1/2016 (b)	2,750,000	2,838,660
Massachusetts, State General Obligation, College Building Authority Project, Series A, 7.5%, 5/1/2010	4,110,000	4,232,149
Massachusetts, State General Obligation, Transportation Authority, Series A, 5.875%, 3/1/2015 (a)	10,075,000	11,631,285
Massachusetts, State Health & Educational Facilities Authority Revenue, Boston Medical Center Project, 5.25%, 7/1/2038	18,000,000	15,550,740
Massachusetts, State Health & Educational Facilities Authority Revenue, Harvard University, Series L, 0.14%**, 1/1/2024	1,000,000	1,000,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series K, 5.5%, 7/1/2022 (a)	9,000,000	11,263,320
Massachusetts, State Health & Educational Facilities Authority Revenue, Northeastern University:
Series U, 0.19%**, 10/1/2022, JPMorgan Chase Bank (d)	3,090,000	3,090,000
Series W, 0.23%**, 10/1/2028, TD Bank NA (d)	1,500,000	1,500,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University:
Series A, 0.23%**, 7/1/2043, TD Bank NA (d)	5,500,000	5,500,000
Series A, 5.75%, 7/1/2039	14,285,000	14,044,869
Massachusetts, State Port Authority Revenue, Series B, AMT, 5.5%, 7/1/2012 (b)	3,025,000	3,062,813
Massachusetts, State Port Authority Special Facilities Revenue, Delta Air Lines, Inc. Project:
Series A, AMT, 5.5%, 1/1/2014 (b)	3,000,000	2,676,210
Series A, AMT, 5.5%, 1/1/2015 (b)	3,000,000	2,648,520
Series A, AMT, 5.5%, 1/1/2016 (b)	3,000,000	2,588,400
Massachusetts, State Water Resource Authority, Series C, 6.0%, 12/1/2011	2,680,000	2,816,519
Massachusetts, Transportation/Tolls Revenue, Turnpike Authority, Series C, Zero Coupon, 1/1/2018 (b)	10,000,000	6,766,100
Massachusetts, Water & Sewer Revenue, Water Authority:
Series J, 5.5%, 8/1/2020 (b)	34,315,000	41,482,717
Series J, 5.5%, 8/1/2021 (b)	5,685,000	6,881,806
Massachusetts, Water & Sewer Revenue, Water Resource Authority, Series A, ETM, 6.5%, 7/15/2019	13,710,000	16,918,140
		237,701,917
Michigan 2.4%
Detroit, MI, School District General Obligation, Series C, 5.25%, 5/1/2014 (b)	1,000,000	1,095,970
Detroit, MI, Sewer Disposal Revenue:
Series D, 0.794%***, 7/1/2032 (b)	6,385,000	4,831,849
Series B, 7.5%, 7/1/2033 (b)	10,000,000	11,809,700
Detroit, MI, State General Obligation:
Series A-1, 5.375%, 4/1/2016 (b)	2,760,000	2,665,718
Series A-1, 5.375%, 4/1/2018 (b)	3,000,000	2,807,100
Detroit, MI, Water & Sewer Revenue, Series A, Zero Coupon, 7/1/2015 (b)	8,710,000	7,219,197
Michigan, Electric Revenue, Series A, 5.25%, 1/1/2018 (b)	11,000,000	12,578,280
Michigan, Sales & Special Tax Revenue, State Trunk Line, Series A, 5.5%, 11/1/2017	7,000,000	8,135,820
Michigan, State Building Authority Revenue, Facilities Program, Series I, 6.0%, 10/15/2038	9,000,000	9,532,260
Michigan, State Grant Anticipation Bonds, 5.25%, 9/15/2023 (b)	7,500,000	8,059,500
Michigan, State Hospital Finance Authority Revenue, MidMichigan Health Obligation Group, Series A, 6.125%, 6/1/2039	4,000,000	4,210,320
Michigan, State Hospital Finance Authority Revenue, Trinity Health, Series A, 6.5%, 12/1/2033	10,000,000	11,008,200
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, 8.25%, 9/1/2039	7,200,000	8,348,112
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services, Series A, ETM, 5.6%, 2/15/2013	1,060,000	1,122,699
		93,424,725
Minnesota 0.8%
Minneapolis & St. Paul, MN, Housing & Redevelopment Authority, Allina Health Care Systems, Series B-1, 0.26%**, 11/15/2035, JP Morgan Chase Bank (d)	10,000,000	10,000,000
Minneapolis, MN, Health Care System Revenue, Fairview Health Services, Series A, 6.75%, 11/15/2032	6,440,000	7,176,736
University of Minnesota, Higher Education Revenue:
Series A, ETM, 5.75%, 7/1/2017	3,240,000	3,867,329
Series A, ETM, 5.75%, 7/1/2018	6,760,000	8,084,284
		29,128,349
Mississippi 0.3%
Warren County, MS, Gulf Opportunity, International Paper Co.:
Series A, 5.5%, 9/1/2031	5,000,000	4,663,550
Series A, 6.5%, 9/1/2032	7,420,000	7,557,715
		12,221,265
Missouri 0.5%
Cape Girardeau County, MO, Industrial Development Authority, Health Care Facilities Revenue, St. Francis Medical Center, Series A, 5.75%, 6/1/2039	2,150,000	2,159,374
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services, Series C, 5.0%, 2/1/2042	8,240,000	6,674,317
St. Louis, MO, Industrial Development Authority Revenue, Convention Center Hotel, Zero Coupon, 7/15/2016 (b)	6,895,000	4,627,717
St. Louis, MO, Special Assessment Revenue, Scullin Redevelopment Area, Series A, 10.0%, 8/1/2010	1,055,000	1,086,049
St. Louis, MO, State General Obligation Lease, Industrial Development Authority, Convention Center Hotel, Zero Coupon, 7/15/2015 (b)	4,200,000	3,025,008
		17,572,465
Montana 0.1%
Montana, State Board of Regents Higher Education Revenue, University of Montana, Series F, 6.0%, 5/15/2019 (b)	4,545,000	4,731,027
Nebraska 0.1%
Omaha, NE, Public Power District Electric Revenue:
Series A, 5.5%, 2/1/2033	1,000,000	1,064,850
Series A, 5.5%, 2/1/2035	1,000,000	1,059,950
Series A, 5.5%, 2/1/2039	1,000,000	1,056,460
		3,181,260
Nevada 0.1%
Clark County, NV, Airport Revenue, Airport Jet Aviation Fuel:
Series C, AMT, 5.375%, 7/1/2018 (b)	1,500,000	1,469,670
Series C, AMT, 5.375%, 7/1/2019 (b)	1,100,000	1,072,632
Series C, AMT, 5.375%, 7/1/2020 (b)	1,100,000	1,065,878
Nevada, Director State Department of Business & Industry, Las Vegas Monorail Project:
Zero Coupon, 1/1/2013 (b)	5,000,000	1,576,900
Second Tier, 7.375%, 1/1/2040*	15,000,000	127,500
		5,312,580
New Jersey 1.8%
New Jersey, Economic Development Authority Revenue, Cigarette Tax:
5.5%, 6/15/2031	3,000,000	2,745,450
5.75%, 6/15/2034	2,455,000	2,296,063
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue:
Series A, 5.0%, 7/1/2022 (b)	7,140,000	7,359,269
Series A, 5.0%, 7/1/2023 (b)	8,845,000	9,107,343
New Jersey, Garden State Preservation Trust, Open Space & Farm Land, Series 2005-A, 5.8%, 11/1/2023 (b)	5,000,000	5,816,750
New Jersey, Highway Authority Revenue, Garden State Parkway, ETM, 6.5%, 1/1/2011	1,025,000	1,058,077
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,000,000	914,840
New Jersey, State Transportation Trust Fund Authority:
Series A, 5.75%, 6/15/2020 (b)	11,000,000	12,895,740
Series A, 6.0%, 12/15/2038	17,000,000	18,559,920
New Jersey, State Turnpike Authority Revenue:
Series E, 5.25%, 1/1/2040	5,250,000	5,418,210
Series C-2005, 6.5%, 1/1/2016 (b)	1,210,000	1,446,180
Series C-2005, ETM, 6.5%, 1/1/2016 (b)	425,000	534,484
		68,152,326
New Mexico 0.1%
New Mexico, Single Family Housing Revenue, Mortgage Finance Authority, Series E2, AMT, 6.8%, 3/1/2031	1,965,000	1,997,639
New York 2.8%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, The College of St. Rose, Series A, 0.22%**, 7/1/2037, Bank of America NA (b) (d)	8,900,000	8,900,000
New York, Higher Education Revenue, Dormitory Authority, Series B, 5.25%, 5/15/2019 (b)	11,860,000	12,786,147
New York, Higher Education Revenue, Dormitory Authority, City University, Series B, 6.0%, 7/1/2014 (b)	5,950,000	6,412,613
New York, School District General Obligation, Dormitory Authority, City University, Series A, 5.5%, 5/15/2019	1,500,000	1,722,315
New York, Senior Care Revenue, Dormitory Authority, City University, Series A, 5.25%, 5/15/2021	2,000,000	2,244,980
New York, State Agency General Obligation Lease, Dormitory Authority, City University, Series C, 7.5%, 7/1/2010 (b)	1,140,000	1,183,662
New York, State Agency General Obligation Lease, Urban Development Corp., 5.7%, 4/1/2020	3,600,000	4,219,992
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Royal Charter Properties-East, Inc., Series A, 0.2%**, 11/15/2036	1,600,000	1,600,000
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2038	8,750,000	8,938,562
New York, State General Obligation Lease, Urban Development Corp., State Facilities, 5.6%, 4/1/2015	4,655,000	5,129,903
New York, State General Obligation, Tobacco Settlement Financing Corp.:
Series A-1, 5.25%, 6/1/2022 (b)	12,600,000	13,193,460
Series A-1, 5.5%, 6/1/2019	6,850,000	7,322,171
New York, Transportation/Tolls Revenue, Transportation Authority, Series E, 5.5%, 11/15/2021 (b)	6,000,000	6,366,960
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Water Pollution Control, Series E, 6.875%, 6/15/2014	4,560,000	4,583,986
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	10,000,000	9,914,300
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT, 7.75%, 8/1/2031	9,000,000	8,470,080
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series FF-2, 5.0%, 6/15/2040	2,270,000	2,309,770
New York, NY, General Obligation, Series A, 6.5%, 5/15/2012	770,000	795,957
		106,094,858
North Carolina 1.7%
Charlotte, NC, Core City General Obligation, 5.5%, 8/1/2018	4,165,000	4,546,514
North Carolina, Electric Revenue, 5.25%, 1/1/2020 (b)	4,000,000	4,222,160
North Carolina, Electric Revenue, Eastern Municipal Power Agency:
6.0%, 1/1/2018 (b)	8,775,000	9,983,405
Series B, 6.0%, 1/1/2022 (b)	18,775,000	21,585,805
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health System, Series D, 6.25%, 12/1/2033	17,000,000	18,589,840
North Carolina, Municipal Power Agency, No. 1 Catawba Electric Revenue, Series A, 5.0%, 1/1/2030	5,410,000	5,500,672
		64,428,396
Ohio 1.4%
Akron, OH, Project Revenue, Economic Development, 6.0%, 12/1/2012 (b)	1,000,000	1,079,650
Avon, OH, School District General Obligation, 6.5%, 12/1/2015 (b)	940,000	1,133,715
Beavercreek, OH, School District General Obligation, Local School District, 6.6%, 12/1/2015 (b)	1,500,000	1,761,765
Big Walnut, OH, School District General Obligation, Local School District, Zero Coupon, 12/1/2012 (b)	420,000	393,947
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Turbo:
Series A-2, 5.75%, 6/1/2034	13,275,000	10,674,826
Series A-2, 6.0%, 6/1/2042	7,000,000	5,284,720
Cleveland, OH, Electric Revenue, Public Power Systems Revenue, Series 1, 6.0%, 11/15/2011 (b)	1,050,000	1,152,742
Cleveland, OH, Sales & Special Tax Revenue, Urban Renewal Tax Increment, Rock & Roll Hall of Fame and Museum Project, 6.75%, 3/15/2018	1,000,000	1,000,560
Cuyahoga County, OH, County General Obligation, 5.65%, 5/15/2018	500,000	577,830
Fayette County, OH, School District General Obligation, Rattlesnake Improvement Area Project, 5.9%, 12/1/2013	35,000	36,532
Finneytown, OH, Other General Obligation, Local School District, 6.2%, 12/1/2017 (b)	320,000	387,104
Franklin County, OH, Healthcare Facilities Revenue, Presbyterian Services, 5.5%, 7/1/2017	1,000,000	920,530
Franklin County, OH, School District General Obligation, 6.5%, 12/1/2013	500,000	561,650
Hilliard, OH, School District General Obligation, Series A, Zero Coupon, 12/1/2012 (b)	1,655,000	1,570,496
Huber Heights, OH, Water & Sewer Revenue, Zero Coupon, 12/1/2012 (b)	1,005,000	956,529
Liberty Benton, OH, School District General Obligation, Zero Coupon, 12/1/2014 (b)	570,000	491,061
Liberty, OH, School District General Obligation, Zero Coupon, 12/1/2012 (b)	255,000	238,338
Lorain County, OH, Lakeland Community Hospital, Inc., ETM, 6.5%, 11/15/2012	340,000	360,322
Napoleon, OH, Hospital & Healthcare Revenue, Lutheran Orphans Home, 6.875%, 8/1/2023	225,000	225,448
North Olmstead, OH, Other General Obligation, 6.2%, 12/1/2011 (b)	1,040,000	1,080,248
Ohio, Higher Education Revenue, Case Western Reserve University:
6.0%, 10/1/2014	1,000,000	1,172,390
Series B, 6.5%, 10/1/2020	2,250,000	2,691,225
Ohio, School District General Obligation, 6.0%, 12/1/2019 (b)	475,000	558,647
Ohio, State Hospital Facility Revenue, Cleveland Clinic Health System, Series B, 5.5%, 1/1/2039	13,600,000	13,951,152
Ohio, Water & Sewer Revenue, Bay Shore Project, Series A, AMT, 5.875%, 9/1/2020	3,250,000	3,035,597
Springboro, OH, School District General Obligation, Community City School District, 6.0%, 12/1/2011 (b)	220,000	229,447
Toledo, OH, Other General Obligation, Macy's Project, Series A, AMT, 6.35%, 12/1/2025 (b)	1,000,000	1,000,920
Wayne, OH, School District General Obligation:
6.45%, 12/1/2011 (b)	75,000	79,205
6.6%, 12/1/2016 (b)	200,000	237,746
Wooster, OH, School District General Obligation, Zero Coupon, 12/1/2013 (b)	930,000	858,790
		53,703,132
Oklahoma 1.1%
Oklahoma, Hospital & Healthcare Revenue, Valley View Hospital Authority, 6.0%, 8/15/2014	1,295,000	1,296,528
Oklahoma, State Municipal Power Authority, Supply System Revenue, Series A, 6.0%, 1/1/2038	8,625,000	9,347,516
Oklahoma, State Turnpike Authority Revenue, Series F, 0.19%**, 1/1/2028	5,900,000	5,900,000
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023 (b)	23,125,000	24,905,163
		41,449,207
Pennsylvania 5.1%
Allegheny County, PA, Airport Revenue, Pittsburgh International Airport:
Series A-1, AMT, 5.75%, 1/1/2011 (b)	3,000,000	3,089,700
Series A, AMT, 5.75%, 1/1/2013 (b)	9,400,000	10,010,436
Series A-1, AMT, 5.75%, 1/1/2014 (b)	10,500,000	11,321,310
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical, 5.625%, 8/15/2039	11,800,000	11,803,304
Allegheny County, PA, Port Authority Revenue:
5.5%, 3/1/2015 (b)	2,000,000	2,096,280
5.5%, 3/1/2016 (b)	1,000,000	1,043,340
5.5%, 3/1/2017 (b)	1,000,000	1,039,950
Berks County, PA, Hospital & Healthcare Revenue, Municipal Authority, Reading Hospital & Medical Center Project, 5.7%, 10/1/2014 (b)	855,000	938,217
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, 5.75%, 7/1/2017	25,000,000	29,062,000
Erie County, PA, Industrial Development Revenue, Pollution Control, Series A, 5.3%, 4/1/2012	1,000,000	1,027,090
Exter Township, PA, School District General Obligation, Zero Coupon, 5/15/2017 (b)	3,700,000	2,813,591
Indiana County, PA, Pollution Control Revenue, Industrial Development Authority, 5.35%, 11/1/2010 (b)	1,000,000	1,037,530
Latrobe, PA, Higher Education Revenue, Industrial Development Authority, 5.375%, 5/1/2013	820,000	865,625
New Castle, PA, Hospital & Healthcare Revenue, Area Hospital Authority, Jameson Memorial Hospital, 6.0%, 7/1/2010 (b)	845,000	860,184
Pennsylvania, Core City General Obligation, Regional Finance Authority Local Government, 5.75%, 7/1/2032	28,000,000	31,475,640
Pennsylvania, Hospital & Healthcare Revenue, Economic Development Financing Authority, UPMC Health System, Series A, 6.0%, 1/15/2031	7,340,000	7,569,742
Pennsylvania, Sales & Special Tax Revenue, Convention Center Authority, Series A, ETM, 6.0%, 9/1/2019 (b)	2,200,000	2,679,050
Pennsylvania, State Turnpike Commission Revenue, Series B, 5.75%, 6/1/2039	32,000,000	33,369,920
Pennsylvania, State Turnpike Commission Revenue, Capital Appreciation, Series E, Step-up Coupon, 0% to 12/1/2017, 6.375% to 12/1/2038	40,000,000	25,083,200
Pennsylvania, Water & Sewer Revenue, 5.25%, 11/1/2014 (b)	1,750,000	1,938,755
Philadelphia, PA, Water & Sewer Revenue, 6.25%, 8/1/2010 (b)	1,000,000	1,033,820
Philadelphia, PA, Water & Wastewater Revenue:
Series A, 5.25%, 1/1/2032	3,000,000	3,043,140
Series A, 5.25%, 1/1/2036	2,500,000	2,499,875
Pittsburgh, PA, Core City General Obligation, Series A, 5.5%, 9/1/2014 (b)	1,280,000	1,385,357
Pittsburgh, PA, Water & Sewer System, ETM, 7.25%, 9/1/2014 (b)	85,000	98,319
Westmoreland County, PA, Hospital & Healthcare Revenue, Industrial Development Authority, 5.375%, 7/1/2011 (b)	2,695,000	2,798,164
Westmoreland County, PA, Project Revenue, Zero Coupon, 8/15/2017 (b)	6,230,000	4,713,369
		194,696,908
Puerto Rico 4.9%
Puerto Rico, Electric Power Authority Revenue:
Series JJ, 5.375%, 7/1/2017 (b)	8,500,000	9,142,770
Series KK, 5.5%, 7/1/2016 (b)	10,000,000	11,037,100
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	55,000,000	40,968,950
Series A, 6.5%, 8/1/2044	35,000,000	37,029,300
Puerto Rico Commonwealth, General Obligation:
Series A, 5.5%, 7/1/2017 (b)	6,000,000	6,415,560
Series A, 5.5%, 7/1/2019 (b)	1,400,000	1,475,628
Series A, 5.5%, 7/1/2020 (b)	13,250,000	13,939,132
Series A, 5.5%, 7/1/2021 (b)	6,000,000	6,239,700
6.0%, 7/1/2013 (b)	5,000,000	5,431,900
6.0%, 7/1/2014 (b)	10,000,000	10,909,200
6.0%, 7/1/2016 (b)	2,000,000	2,187,740
6.25%, 7/1/2013 (b)	1,850,000	2,025,288
Puerto Rico Commonwealth, Highway & Transportation Authority Revenue:
Series L, 5.25%, 7/1/2038 (b)	24,000,000	21,887,040
5.5%, 7/1/2028 (b)	19,545,000	19,431,444
		188,120,752
Rhode Island 1.5%
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, Brown University, Series A, 5.0%, 9/1/2039	13,000,000	13,523,250
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, University of Rhode Island, Series A, 6.25%, 9/15/2034	10,000,000	10,769,000
Rhode Island, Project Revenue, Convention Center Authority, Series B, 5.25%, 5/15/2015 (b)	22,000,000	23,994,520
Rhode Island, Tobacco Settlement Financing Corp., Series A, 6.125%, 6/1/2032	7,750,000	7,315,535
		55,602,305
South Carolina 1.3%
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, 5.375%, 10/1/2039	7,500,000	7,362,750
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance:
Series C, Prerefunded, 7.0%, 8/1/2030	7,740,000	9,292,198
Series A, Prerefunded, 7.375%, 12/15/2021	4,500,000	4,861,980
South Carolina, Jobs Economic Development Authority, Hospital Revenue, Palmetto Health Alliance, 5.75%, 8/1/2039	1,910,000	1,849,147
South Carolina, Piedmont Municipal Power Agency, Electric Revenue:
5.5%, 1/1/2012 (b)	2,810,000	2,997,399
Series A, ETM, 6.5%, 1/1/2016 (b)	430,000	540,772
6.75%, 1/1/2019 (b)	2,065,000	2,447,232
ETM, 6.75%, 1/1/2019 (b)	1,460,000	1,921,842
South Carolina, State Public Service Authority Revenue, Santee Cooper:
Series E, 5.0%, 1/1/2040	10,000,000	10,291,000
Series A, 5.375%, 1/1/2028	2,500,000	2,747,625
South Carolina, Tobacco Settlement Revenue Management Authority, Series B, 6.0%, 5/15/2022	4,945,000	5,185,426
		49,497,371
South Dakota 0.1%
South Dakota, State Health & Educational Facilities Authority Revenue, Sanford Health, 5.5%, 11/1/2040	3,000,000	3,048,000
Tennessee 1.6%
Jackson, TN, Hospital Revenue, Jackson-Madison Project:
5.5%, 4/1/2033	3,000,000	2,980,260
5.625%, 4/1/2038	4,550,000	4,554,095
5.75%, 4/1/2041	8,675,000	8,731,301
Knox County, TN, Hospital & Healthcare Revenue, Sanders Alliance:
5.75%, 1/1/2011 (b)	15,405,000	15,941,094
5.75%, 1/1/2014 (b)	2,000,000	2,196,240
6.25%, 1/1/2013 (b)	4,000,000	4,369,840
Shelby County, TN, County General Obligation, Zero Coupon, 8/1/2014	4,965,000	4,501,666
Sullivan County, TN, Health, Educational & Housing Facilities Board, Hospital Revenue, Wellmont Health Systems Project, Series C, 5.25%, 9/1/2036	10,000,000	8,412,200
Tennessee, Energy Acquisition Corp., Gas Revenue:
Series A, 5.25%, 9/1/2019	7,000,000	6,899,760
Series A, 5.25%, 9/1/2021	2,000,000	1,950,200
		60,536,656
Texas 7.6%
Abilene, TX, Senior Care Revenue, Sears Methodist Retirement, Health Facilities Development, Series A, 5.875%, 11/15/2018	3,250,000	3,111,875
Austin, TX, Austin-Bergstrom Landhost Enterprises, Inc., Airport Hotel Project, Series A, 4.388%, 4/1/2027 (e)	21,335,000	14,302,984
Austin, TX, Water & Sewer Revenue, Utility Systems, Zero Coupon, 11/15/2012 (b)	13,520,000	12,859,548
Cypress and Fairbanks, TX, School District General Obligation, Cypress-Fairbanks Texas Independent School District:
Series A, Zero Coupon, 2/15/2013	4,840,000	4,603,130
Series A, Zero Coupon, 2/15/2014	6,000,000	5,518,680
Dallas, TX, Single Family Housing Revenue, Zero Coupon, 10/1/2016 (b)	630,000	314,855
Dallas, TX, Waterworks & Sewer Systems Revenue, 5.0%, 10/1/2037	4,600,000	4,774,386
Harris County, TX, County General Obligation, Zero Coupon, 10/1/2017 (b)	3,910,000	3,078,421
Harris County, TX, Health Facilities Development Corp. Hospital Revenue, Memorial Hermann Healthcare System, Series B, 7.25%, 12/1/2035	5,000,000	5,580,900
Harris County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Medical Center Project, 6.25%, 5/15/2010 (b)	3,000,000	3,045,450
Houston, TX, Airport Systems Revenue:
Series B, 5.0%, 7/1/2027 (b)	21,030,000	21,685,085
Series A, 5.5%, 7/1/2039	10,000,000	10,362,800
Houston, TX, Utility Systems Revenue, Series A, 5.25%, 5/15/2022 (b)	30,000,000	31,959,300
Houston, TX, Water & Sewer Revenue:
Series C, Zero Coupon, 12/1/2009 (b)	14,750,000	14,749,705
Series C, Zero Coupon, 12/1/2010 (b)	5,000,000	4,946,800
Series C, Zero Coupon, 12/1/2012 (b)	4,350,000	4,134,023
North Texas, Tollway Authority Revenue:
Series C, 5.25%, 1/1/2044	20,000,000	19,085,200
First Tier, Series A, 5.625%, 1/1/2033	6,500,000	6,654,310
Second Tier, Series F, 5.75%, 1/1/2033	12,210,000	12,454,322
Second Tier, Series F, 5.75%, 1/1/2038	16,500,000	16,615,665
Northeast, TX, Hospital & Healthcare Revenue, Northeast Medical Center, 6.0%, 5/15/2010 (b)	2,180,000	2,227,197
Texas, Dallas/Fort Worth International Airport Revenue, Series A, AMT, 5.5%, 11/1/2019 (b)	20,000,000	20,913,600
Texas, Electric Revenue:
Zero Coupon, 9/1/2017 (b)	5,880,000	4,266,646
ETM, Zero Coupon, 9/1/2017 (b)	120,000	94,560
Texas, Electric Revenue, Municipal Power Agency, Zero Coupon, 9/1/2016 (b)	18,300,000	14,129,430
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series B, 0.9%***, 12/15/2026	19,800,000	14,221,350
Series D, 6.25%, 12/15/2026	20,000,000	20,397,600
Texas, Municipal Power Agency, ETM, Zero Coupon, 9/1/2016 (b)	375,000	310,245
Texas, Other General Obligation, 7.0%, 9/15/2012	3,245,938	3,303,780
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021	5,575,000	5,651,266
5.5%, 8/1/2025	2,750,000	2,738,340
		288,091,453
Utah 0.1%
Provo, UT, Electric Revenue, Series A, ETM, 10.375%, 9/15/2015 (b)	1,010,000	1,298,254
Salt Lake City, UT, Core City General Obligation, 5.75%, 6/15/2014	25,000	25,710
Salt Lake City, UT, Hospital & Healthcare Revenue, IHC Hospitals, Inc., 6.15%, 2/15/2012	1,500,000	1,593,840
Utah, Electric Revenue, Intermountain Power Agency, Series A, ETM, 5.0%, 7/1/2012 (b)	540,000	541,901
		3,459,705
Virgin Islands 0.0%
Virgin Islands, Sales & Special Tax Revenue, Public Finance Authority, Series A, Prerefunded, 6.5%, 10/1/2024	1,500,000	1,592,880
Virginia 0.8%
Roanoke, VA, Hospital & Healthcare Revenue, Industrial Development Authority, Roanoke Memorial Hospital, Series B, ETM, 6.125%, 7/1/2017 (b)	5,500,000	6,623,485
Virginia, Tobacco Settlement Financing Corp., Series B-1, 5.0%, 6/1/2047	6,000,000	4,040,760
Virginia Beach, VA, Hospital & Healthcare Revenue, Development Authority Hospital Facility First Mortgage, 5.125%, 2/15/2018 (b)	3,000,000	3,201,540
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	7,760,000	8,828,242
Winchester, VA, Hospital & Healthcare Revenue, Industrial Development Authority, 5.5%, 1/1/2015 (b)	5,700,000	6,235,629
		28,929,656
Washington 1.2%
Chelan County, WA, Electric Revenue, Public Utilities, Columbia River Rock, Zero Coupon, 6/1/2014 (b)	12,685,000	11,269,481
Clark County, WA, School District General Obligation, Zero Coupon, 12/1/2017 (b)	6,725,000	5,156,999
King and Snohomish Counties, WA, School District General Obligation, No. 417 Northshore, 5.6%, 12/1/2010 (b)	850,000	870,349
Port Seattle, WA, Airport Revenue, Series B, AMT, 6.0%, 2/1/2014 (b)	4,000,000	4,501,920
Washington, Electric Revenue, Public Power Supply Systems, Series A, Zero Coupon, 7/1/2010 (b)	5,860,000	5,822,789
Washington, Hospital & Healthcare Revenue, HealthCare Facilities Authority, ETM, 5.8%, 11/1/2010 (b)	2,100,000	2,203,320
Washington, State General Obligation, Series 5, Zero Coupon, 1/1/2017 (b)	4,535,000	3,639,156
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028 (b)	5,240,000	5,050,993
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	7,035,000	7,053,502
		45,568,509
West Virginia 0.1%
West Virginia, Hospital & Healthcare Revenue, Hospital Finance Authority, Charleston Medical Center, Prerefunded, 6.75%, 9/1/2030	590,000	624,314
West Virginia, Hospital Finance Authority, Charleston Medical Center, Prerefunded, 6.75%, 9/1/2030	2,410,000	2,550,166
		3,174,480
Wisconsin 2.0%
Milwaukee County, WI, Series A, ETM, Zero Coupon, 12/1/2011 (b)	220,000	215,976
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority:
Series B, ETM, 6.25%, 1/1/2022 (b)	4,215,000	5,119,876
Series C, ETM, 6.25%, 1/1/2022 (b)	7,360,000	9,038,742
Series AA, ETM, 6.45%, 6/1/2010 (b)	2,650,000	2,730,799
Series AA, ETM, 6.5%, 6/1/2011 (b)	2,820,000	3,068,301
Series AA, ETM, 6.5%, 6/1/2012 (b)	3,000,000	3,412,290
Wisconsin, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Aurora Health Care, Inc.:
Series A, 5.6%, 2/15/2029	17,800,000	17,633,036
6.875%, 4/15/2030	14,000,000	14,562,660
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group, 6.625%, 2/15/2039	7,335,000	7,858,499
Wisconsin, State Health & Educational Facilities Authority Revenue, Thedacare, Inc., Series A, 5.5%, 12/15/2038	13,235,000	13,346,437
		76,986,616
Total Municipal Bonds and Notes (Cost $3,424,149,881)		3,630,660,097

Municipal Inverse Floating Rate Notes (f) 14.4%
California 3.2%
California, San Francisco Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (g)	10,700,000	10,950,900
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-4, 144A, 13.828%, 4/1/2031, Leverage Factor at purchase date: 3 to 1
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2023 (g)	5,236,056	5,691,305
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2024 (g)	3,742,268	4,067,639
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2025 (g)	3,118,557	3,389,699
Trust: California, State Department of Water Resources Revenue, Series 2705, 144A, 12.63%, 12/1/2023, Leverage Factor at purchase date: 3 to 1
California, University of California Revenues, Series O, 5.25%, 5/15/2039 (g)	15,620,000	16,372,962
Trust: California, University of California Revenues, Series 3368-2, 144A, 18.45%, 5/15/2039, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Waste Water System Revenue, Series A, 5.375%, 6/1/2039 (g)	30,000,000	31,443,900
Trust: Los Angeles, CA, Series 3371-2, 144A, 18.95%, 6/1/2039, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Community College District, 2008 Election, Series A, 6.0%, 8/1/2033 (g)	30,000,000	33,221,700
Trust: Los Angeles, CA, Community College District, Series R-11728, 144A, 26.96%, 8/1/2033, Leverage Factor at purchase date: 5 to 1
San Francisco, CA, Bay Area Rapid Transportation District, Election of 2004, Series B, 5.0%, 8/1/2032 (g)	14,997,001	15,741,001
Trust: San Francisco, CA, Bay Area Rapid Transportation District, Series 3161, 144A, 13.477%, 8/1/2032, Leverage Factor at purchase date: 3 to 1
		120,879,106
District of Columbia 0.6%
District of Columbia, Income Tax Revenue, Series A, 5.5%, 12/1/2030 (g)	22,000,000	24,325,840
Trust: District of Columbia, Series 3369, 144A, 19.45%, 12/1/2030, Leverage Factor at purchase date: 4 to 1
Florida 1.7%
Florida, State Turnpike Authority Revenue, Department of Transportation, Series A, 5.0%, 7/1/2021 (g)	30,130,000	32,791,617
Trust: Florida, State Turnpike Authority Revenue, Series 2514, 144A, 40.818%, 7/1/2021, Leverage Factor at purchase date: 10 to 1
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2023 (b) (g)	3,740,000	3,865,963
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2024 (b) (g)	3,915,000	4,046,856
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2025 (b) (g)	4,122,500	4,261,345
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2026 (b) (g)	4,317,500	4,462,913
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2032 (b) (g)	16,470,000	17,024,706
Trust: Miami-Dade County, FL, Series 2008-1160, 144A, 9.321%, 7/1/2023, Leverage Factor at purchase date: 2 to 1
		66,453,400
Massachusetts 1.5%
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2027 (g)	7,825,000	8,358,233
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2033 (g)	3,000,000	3,204,435
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2038 (g)	2,750,000	2,937,398
Trust: Massachusetts, State General Obligation, Series 2008-1203, 144A, 14.768%, 8/1/2027, Leverage Factor at purchase date: 3 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2026 (b) (g)	20,000,000	21,617,400
Trust: Massachusetts, State General Obligation, Series 2022-1, 144A, 41.63%, 8/1/2026, Leverage Factor at purchase date: 10 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2027 (b) (g)	20,000,000	21,617,400
Trust: Massachusetts, State General Obligation, Series 2022-2, 144A, 41.63%, 8/1/2027, Leverage Factor at purchase date: 10 to 1
		57,734,866
Nevada 1.7%
Clark County, NV, General Obligation, 5.0%, 6/1/2028 (g)	6,252,645	6,381,349
Clark County, NV, General Obligation, 5.0%, 6/1/2029 (g)	6,565,277	6,700,417
Clark County, NV, General Obligation, 5.0%, 6/1/2030 (g)	6,372,122	6,503,286
Trust: Clark County, NV, General Obligation, Series 3158, 144A, 13.473%, 6/1/2028, Leverage Factor at purchase date: 3 to 1
Clark County, NV, School District, Series C, 5.0%, 6/15/2021 (g)	16,118,519	17,215,861
Clark County, NV, School District, Series C, 5.0%, 6/15/2022 (g)	16,841,398	17,987,953
Clark County, NV, School District, Series C, 5.0%, 6/15/2023 (g)	10,876,807	11,617,295
Trust: Clark County, NV, School Improvements, Series 2008-1153, 144A, 9.171%, 6/15/2021, Leverage Factor at purchase date: 2 to 1
		66,406,161
New York 1.3%
New York, State Dormitory Authority Revenues, Columbia University, 5.0%, 7/1/2038 (g)	27,925,000	29,469,803
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series R-11722-1, 144A, 17.711%, 7/1/2038, Leverage Factor at purchase date: 4 to 1
New York, NY, General Obligation, Series C-1, 5.0%, 10/1/2024 (b) (g)	19,425,000	20,840,912
Trust: New York, NY, Series 2008-1131, 144A, 9.142%, 10/1/2024, Leverage Factor at purchase date: 2 to 1
		50,310,715
North Carolina 0.6%
North Carolina, Capital Facilities Finance Agency Revenue, Duke University Project, Series B, 5.0%, 10/1/2038 (g)	20,000,000	20,839,500
Trust: North Carolina, Capital Facilities Finance Agency Revenue, Duke University Project, Series 3333, 144A, 17.42%, 10/1/2038, Leverage Factor at purchase date: 4 to 1
Ohio 1.0%
Columbus, OH, General Obligation, Series A, 5.0%, 9/1/2021 (g)	8,725,000	9,735,716
Columbus, OH, General Obligation, Series A, 5.0%, 9/1/2022 (g)	8,725,000	9,735,715
Trust: Columbus, OH, General Obligation, Series 2365, 144A, 17.5%, 9/1/2021, Leverage Factor at purchase date: 4 to 1
Ohio, State Higher Educational Facilities Community Revenue, Cleveland Clinic Health, Series A, 5.125%, 1/1/2028 (g)	6,032,233	6,245,754
Ohio, State Higher Educational Facilities Community Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2033 (g)	10,287,087	10,651,214
Trust: Ohio, State Higher Educational Revenue, Series 3139, 144A, 14.439%, 1/1/2028, Leverage Factor at purchase date: 3 to 1
		36,368,399
Tennessee 1.8%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2027 (g)	21,793,305	23,717,918
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-3, 144A, 17.505%, 1/1/2027, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2026 (g)	20,800,000	22,742,720
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-2, 144A, 17.51%, 1/1/2026, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2028 (g)	21,610,075	23,344,663
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-4, 144A, 17.518%, 1/1/2028, Leverage Factor at purchase date: 4 to 1
		69,805,301
Texas 1.0%
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2022 (g)	3,000,000	3,182,452
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2027 (g)	7,425,000	7,876,569
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2028 (g)	6,540,000	6,937,745
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2029 (g)	7,000,000	7,425,721
Trust: San Antonio, TX, Series 2008-1150, 144A, 9.172%, 2/1/2022, Leverage Factor at purchase date: 2 to 1
Texas, Water Development Board Revenue, Series B, 5.25%, 7/15/2026 (g)	10,000,000	10,855,150
Trust: Texas, Water Development Board, Series 2008-1173, 144A, 19.11%, 7/15/2026, Leverage Factor at purchase date: 4 to 1
		36,277,637
Total Municipal Inverse Floating Rate Notes (Cost $524,805,655)		549,400,925
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,948,955,536)+	109.7	4,180,061,022
Other Assets and Liabilities, Net	(9.7)	(369,457,603)
Net Assets	100.0	3,810,603,419
* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest. The following table represents bonds that are in default:
Securities	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Nevada, Director State Department of Business & Industry, Las Vegas Monorail Project	7.375%	1/1/2040	15,000,000	14,314,437	127,500
** Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of November 30, 2009.
*** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of November 30, 2009.
+ The cost for federal income tax purposes was $3,941,778,559. At November 30, 2009, net unrealized appreciation for all securities based on tax cost was $238,282,463. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $284,880,707 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $46,598,244.
(a) At November 30, 2009, this security has been pledged, in whole or in part, as collateral for open interest rate swaps.
(b) Bond is insured by one of these companies:
Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group, Inc.	7.0
Assured Guaranty Corp.	0.7
Financial Guaranty Insurance Co	5.8
Financial Security Assurance, Inc.	9.7
National Public Finance Guarantee Corp.	20.6
Radian	0.1
XL Capital Assurance	0.2

Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.

(c) When-issued security.
(d) Security incorporates a letter of credit from the bank listed.
(e) Partial interest paying security. The rate shown represents 65% of the original coupon rate.
(f) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(g) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

At November 30, 2009, open interest rate swaps were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Appreciation/ (Depreciation) ($)
3/2/2010 3/2/2021	37,000,000[1]	Fixed — 3.59%	Floating — LIBOR	(226,818)
1/8/2010 1/8/2025	12,000,000[2]	Fixed — 3.222%	Floating — LIBOR	789,548
3/17/2010 3/17/2025	10,300,000[2]	Fixed — 3.462%	Floating — LIBOR	462,005
1/8/2010 1/8/2026	49,800,000[2]	Fixed — 3.133%	Floating — LIBOR	4,257,179
1/12/2010 1/12/2026	30,000,000[2]	Fixed — 3.034%	Floating — LIBOR	2,941,167
6/2/2010 6/2/2029	42,000,000[2]	Fixed — 4.446%	Floating — LIBOR	(2,367,283)
6/29/2010 6/29/2029	5,150,000[3]	Fixed — 4.397%	Floating — LIBOR	(241,780)
10/30/2010 10/30/2031	13,000,000[2]	Fixed — 4.35%	Floating — LIBOR	(343,986)
10/30/2010 10/31/2031	16,000,000[1]	Fixed — 4.354%	Floating — LIBOR	(432,456)
Total net unrealized appreciation on open interest rate swaps				4,837,576
Counterparties: [1] The Goldman Sachs and Co. [2] JPMorgan Chase Securities, Inc. [3] Citigroup, Inc.

LIBOR: London InterBank Offered Rate.

For information on the Fund's policy and additional disclosures regarding interest rate swap contracts, please refer to the Derivatives section of Note A in the accompanying Notes to the Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Bonds and Notes (h)	$ —	$ 4,180,061,022	$ —	$ 4,180,061,022
Derivatives (i)	—	8,449,899	—	8,449,899
Total	$ —	$ 4,188,510,921	$ —	$ 4,188,510,921
Liabilities
Derivatives (i)	$ —	$ (3,612,323)	$ —	$ (3,612,323)
Total	$ —	$ (3,612,323)	$ —	$ (3,612,323)
(h) See Investment Portfolio for additional detailed categorizations.
(i) Derivatives include unrealized appreciation (depreciation) on open interest rate swap contracts.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Municipal Bonds and Notes
Balance as of May 31, 2009	$ 17,508,353
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	558,566
Amortization premium/discount	10,497
Net purchases (sales)	—
Net transfers in (out) of Level 3	(18,077,416)
Balance as of November 30, 2009	$ —
Net change in unrealized appreciation (depreciation) from investments still held as of November 30, 2009	$ —

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of November 30, 2009 (Unaudited)
Assets
Investments in securities, at value (cost $3,948,955,536)	$ 4,180,061,022
Cash	1,039,377
Receivable for investments sold	5,571,843
Receivable for Fund shares sold	4,746,699
Interest receivable	60,394,342
Unrealized appreciation on open interest rate swap contracts	8,449,899
Other assets	66,927
Total assets	4,260,330,109
Liabilities
Payable for investments purchased	51,546,333
Payable for investments purchased — when-issued securities	24,599,700
Payable for Fund shares redeemed	3,044,088
Payable for floating rate notes issued	360,393,315
Unrealized depreciation on open interest rate swap contracts	3,612,323
Distributions payable	3,729,565
Accrued management fee	992,269
Other accrued expenses and payables	1,809,097
Total liabilities	449,726,690
Net assets, at value	$ 3,810,603,419
Net Assets Consist of:
Undistributed net investment income	3,134,589
Net unrealized appreciation (depreciation) on: Investments	231,105,486
Interest rate swap contracts	4,837,576
Accumulated net realized gain (loss)	(1,961,976)
Paid-in capital	3,573,487,744
Net assets, at value	$ 3,810,603,419

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of November 30, 2009 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($1,746,373,769 ÷ 196,131,541 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 8.90
Maximum offering price per share (100 ÷ 97.25 of $8.90)	$ 9.15

Class B

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($5,267,907 ÷ 591,505 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 8.91

Class C

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($86,588,296 ÷ 9,724,769 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 8.90
Class S Net Asset Value, offering and redemption price per share ($1,948,884,685 ÷ 218,582,285 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 8.92
Institutional Class Net Asset Value, offering and redemption price per share ($23,488,762 ÷ 2,637,662 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 8.91

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended November 30, 2009 (Unaudited)
Investment Income
Income: Interest	$ 104,481,472
Expenses: Management fee	6,009,321
Administration fee	1,828,139
Services to shareholders	1,219,127
Distribution and service fees	2,396,452
Reports to shareholders	78,253
Professional fees	118,917
Trustees' fees and expenses	45,597
Registration fees	65,010
Custodian fee	46,057
Interest expense and fees on floating rate notes issued	1,408,463
Other	100,506
Total expenses	13,315,842
Net investment income	91,165,630
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	6,297,496
Interest rate swap contracts	(5,011,914)
1,285,582
Change in net unrealized appreciation (depreciation) on: Investments	92,528,923
Interest rate swap contracts	(3,728,261)
88,800,662
Net gain (loss)	90,086,244
Net increase (decrease) in net assets resulting from operations	$ 181,251,874

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows for the six months ended November 30, 2009 (Unaudited)
Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$ 181,251,874
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities: Purchases of long-term investments	(1,068,406,424)
Net amortization of premium (discount)	(11,063,764)
Proceeds from sales and maturities of long-term investments	857,538,501
(Increase) decrease in interest receivable	(3,802,919)
(Increase) decrease in other assets	36,591
(Increase) decrease in receivable for investments sold	(921,159)
Increase (decrease) in payable for investments purchased	30,549,304
Increase (decrease) in accrued expenses and payables	91,564
Change in net unrealized (appreciation) depreciation on investments	(92,528,923)
Change in net unrealized (appreciation) depreciation on interest rate swap contracts	3,728,261
Net realized (gain) loss from investments	(6,297,496)
Cash provided (used) by operating activities	$ (109,824,590)
Cash Flows from Financing Activities
Net increase (decrease) in cash overdraft	(1,701,260)
Proceeds from shares sold	347,480,225
Cost of shares redeemed	(202,718,400)
Distributions paid (net of reinvestment of distributions)	(32,196,598)
Cash provided (used) by financing activities	110,863,967
Increase (decrease) in cash	1,039,377
Cash at beginning of period	—
Cash at end of period	$ 1,039,377
Supplemental Disclosure of Non-Cash Financing Activities
Reinvestment of distributions	$ 56,386,114
Interest expense on floating rate notes issued	$ (1,408,463)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended November 30, 2009 (Unaudited)	Year Ended May 31, 2009
Operations: Net investment income	$ 91,165,630	$ 173,268,429
Net realized gain (loss)	1,285,582	4,705,304
Change in net unrealized appreciation (depreciation)	88,800,662	(71,761,979)
Net increase (decrease) in net assets resulting from operations	181,251,874	106,211,754
Distributions to shareholders from: Net investment income: Class A	(40,564,701)	(77,611,473)
Class B	(116,706)	(352,094)
Class C	(1,427,223)	(1,678,734)
Class S	(47,201,633)	(89,581,894)
Institutional Class	(297,878)	(259,047)
Net realized gains: Class A	—	(6,335,777)
Class B	—	(32,556)
Class C	—	(152,497)
Class S	—	(7,260,022)
Institutional Class	—	(17,799)
Total distributions	(89,608,141)	(183,281,893)
Fund share transactions: Proceeds from shares sold	349,646,635	507,174,323
Reinvestment of distributions	56,386,114	115,884,499
Cost of shares redeemed	(203,739,051)	(695,902,284)
Redemption fees	—	10,238
Net increase (decrease) in net assets from Fund share transactions	202,293,698	(72,833,224)
Increase (decrease) in net assets	293,937,431	(149,903,363)
Net assets at beginning of period	3,516,665,988	3,666,569,351
Net assets at end of period (including undistributed net investment income of $3,134,589 and $1,577,100, respectively)	$ 3,810,603,419	$ 3,516,665,988

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended May 31,	2009[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 8.68	$ 8.85	$ 8.99	$ 9.04	$ 9.20	$ 9.04
Income from investment operations: Net investment income	.21	.41	.40	.39	.40	.42
Net realized and unrealized gain (loss)	.22	(.14)	(.13)	.00***	(.16)	.16
Total from investment operations	.43	.27	.27	.39	.24	.58
Less distributions from: Net investment income	(.21)	(.41)	(.40)	(.39)	(.40)	(.42)
Net realized gains	—	(.03)	(.01)	(.05)	(.00)***	(.00)***
Total distributions	(.21)	(.44)	(.41)	(.44)	(.40)	(.42)
Redemption fees	.00***	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 8.90	$ 8.68	$ 8.85	$ 8.99	$ 9.04	$ 9.20
Total Return (%)[b]	5.03**	3.38[c]	3.08[c]	4.36[c]	2.65[c]	6.53
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,746	1,627	1,745	1,843	1,949	2,147
Ratio of expenses before expense reductions (including interest expense) (%)[d]	.82*	1.11	1.16	1.04	1.11	.88
Ratio of expenses after expense reductions (including interest expense) (%)[d]	.82*	1.10	1.14	1.02	1.09	.88
Ratio of expenses after expense reductions (excluding interest expense) (%)	.74*	.74	.73	.73	.74	.74
Ratio of net investment income (%)	4.90*	4.95	4.52	4.29	4.38	4.56
Portfolio turnover rate (%)	21**	77	55	19	28	31
[a] For the six months ended November 30, 2009 (Unaudited).
[b] Total return does not reflect the effect of any sales charges.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Interest expense represents interest and fees on short term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class B Years Ended May 31,	2009[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 8.68	$ 8.86	$ 8.99	$ 9.04	$ 9.20	$ 9.04
Income from investment operations: Net investment income	.17	.34	.34	.32	.33	.35
Net realized and unrealized gain (loss)	.23	(.15)	(.13)	.00***	(.16)	.16
Total from investment operations	.40	.19	.21	.32	.17	.51
Less distributions from: Net investment income	(.17)	(.34)	(.33)	(.32)	(.33)	(.35)
Net realized gains	—	(.03)	(.01)	(.05)	(.00)***	(.00)***
Total distributions	(.17)	(.37)	(.34)	(.37)	(.33)	(.35)
Redemption fees	.00***	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 8.91	$ 8.68	$ 8.86	$ 8.99	$ 9.04	$ 9.20
Total Return (%)[b]	4.70**	2.45[c]	2.42[c]	3.59[c]	1.88[c]	5.70[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5	7	12	19	26	34
Ratio of expenses before expense reductions (including interest expense) (%)[d]	1.67*	1.92	1.98	1.84	1.88	1.68
Ratio of expenses after expense reductions (including interest expense) (%)[d]	1.67*	1.89	1.89	1.77	1.84	1.67
Ratio of expenses after expense reductions (excluding interest expense) (%)	1.59*	1.53	1.48	1.48	1.49	1.53
Ratio of net investment income (%)	4.04*	4.16	3.77	3.54	3.63	3.77
Portfolio turnover rate (%)	21**	77	55	19	28	31
[a] For the six months ended November 30, 2009 (Unaudited).
[b] Total return does not reflect the effect of any sales charges.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Interest expense represents interest and fees on short term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class C Years Ended May 31,	2009[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 8.68	$ 8.85	$ 8.99	$ 9.04	$ 9.20	$ 9.04
Income from investment operations: Net investment income	.18	.34	.34	.32	.33	.35
Net realized and unrealized gain (loss)	.22	(.14)	(.13)	.00***	(.16)	.16
Total from investment operations	.40	.20	.21	.32	.17	.51
Less distributions from: Net investment income	(.18)	(.34)	(.34)	(.32)	(.33)	(.35)
Net realized gains	—	(.03)	(.01)	(.05)	(.00)***	(.00)***
Total distributions	(.18)	(.37)	(.35)	(.37)	(.33)	(.35)
Redemption fees	.00***	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 8.90	$ 8.68	$ 8.85	$ 8.99	$ 9.04	$ 9.20
Total Return (%)[b]	4.64**	2.61[c]	2.32[c]	3.59[c]	1.86[c]	5.72
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	87	59	32	22	22	24
Ratio of expenses before expense reductions (including interest expense) (%)[d]	1.59*	1.88	1.92	1.81	1.88	1.65
Ratio of expenses after expense reductions (including interest expense) (%)[d]	1.59*	1.87	1.90	1.78	1.85	1.65
Ratio of expenses after expense reductions (excluding interest expense) (%)	1.51*	1.52	1.49	1.49	1.50	1.51
Ratio of net investment income (%)	4.13*	4.18	3.76	3.53	3.62	3.80
Portfolio turnover rate (%)	21**	77	55	19	28	31
[a] For the six months ended November 30, 2009 (Unaudited).
[b] Total return does not reflect the effect of any sales charges.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Interest expense represents interest and fees on short term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class S Years Ended May 31,	2009[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 8.69	$ 8.87	$ 9.00	$ 9.05	$ 9.21	$ 9.05
Income from investment operations: Net investment income	.22	.43	.42	.41	.42	.44
Net realized and unrealized gain (loss)	.23	(.15)	(.12)	.00***	(.16)	.16
Total from investment operations	.45	.28	.30	.41	.26	.60
Less distributions from: Net investment income	(.22)	(.43)	(.42)	(.41)	(.42)	(.44)
Net realized gains	—	(.03)	(.01)	(.05)	(.00)***	(.00)***
Total distributions	(.22)	(.46)	(.43)	(.46)	(.42)	(.44)
Redemption fees	.00***	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 8.92	$ 8.69	$ 8.87	$ 9.00	$ 9.05	$ 9.21
Total Return (%)	5.25**	3.48[b]	3.42[b]	4.59[b]	2.88	6.81
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,949	1,818	1,873	1,961	771	789
Ratio of expenses before expense reductions (including interest expense) (%)[c]	.61*	.90	.95	.82	.86	.63
Ratio of expenses after expense reductions (including interest expense) (%)[c]	.61*	.89	.93	.79	.86	.63
Ratio of expenses after expense reductions (excluding interest expense) (%)	.53*	.54	.52	.50	.51	.49
Ratio of net investment income (%)	5.10*	5.16	4.74	4.52	4.61	4.82
Portfolio turnover rate (%)	21**	77	55	19	28	31
[a] For the six months ended November 30, 2009 (Unaudited).
[b] Total return would have been lower had certain expenses not been reduced.
[c] Interest expense represents interest and fees on short term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
* Annualized
** Not annualized
*** Amount is less than $.005.

Institutional Class Years Ended May 31,	2009[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 8.68	$ 8.85	$ 8.99	$ 9.04	$ 9.21	$ 9.05
Income from investment operations: Net investment income	.22	.43	.43	.41	.42	.45
Net realized and unrealized gain (loss)	.23	(.14)	(.13)	.00***	(.17)	.16
Total from investment operations	.45	.29	.30	.41	.25	.61
Less distributions from: Net investment income	(.22)	(.43)	(.43)	(.41)	(.42)	(.45)
Net realized gains	—	(.03)	(.01)	(.05)	(.00)***	(.00)***
Total distributions	(.22)	(.46)	(.44)	(.46)	(.42)	(.45)
Redemption fees	.00***	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 8.91	$ 8.68	$ 8.85	$ 8.99	$ 9.04	$ 9.21
Total Return (%)	5.28**	3.61[b]	3.35	4.62	2.82	6.86[b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	23	6	5	4	4.45
Ratio of expenses before expense reductions (including interest expense) (%)[c]	.58*	.90	.90	.78	.88	.66
Ratio of expenses after expense reductions (including interest expense) (%)[c]	.58*	.89	.90	.78	.88	.63
Ratio of expenses after expense reductions (excluding interest expense) (%)	.50*	.54	.49	.49	.53	.49
Ratio of net investment income (%)	5.14*	5.16	4.77	4.53	4.59	4.81
Portfolio turnover rate (%)	21**	77	55	19	28	31
[a] For the six months ended November 30, 2009 (Unaudited).
[b] Total returns would have been lower had certain expenses not been reduced.
[c] Interest expense represents interest and fees on short term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Managed Municipal Bond Fund (the "Fund") is a diversified series of DWS Municipal Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Effective March 1, 2010, Class B shares of the Fund will be closed to new purchases, except that Class B shares may continue to be purchased in connection with an exchange or the reinvestment of dividends or other distributions (including the investment of dividends and distributions in Class B shares of another fund). Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and services fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Fund, whose valuations are intended to reflect the mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's or issuer's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Inverse Floaters. Inverse floating rate notes are debt instruments with a weekly floating rate of interest that bears an inverse relationship to changes in short-term market interest rates. Investments in this type of instrument involve special risks as compared to investments in a fixed rate municipal security. The debt instrument in which the Fund may invest is a tender option bond trust (the "trust") which can be established by the Fund, a financial institution, or broker, consisting of underlying municipal obligations with intermediate to long maturities and a fixed interest rate ("underlying bond"). Other investors in the trust usually consist of money market fund investors receiving weekly floating interest rate payments who have put options with the financial institutions. The Fund may enter into shortfall and forbearance agreements by which a Fund agrees to reimburse the trust, in certain circumstances, for the difference between the liquidation value of the fixed rate municipal security held by the trust and the liquidation value of the floating rate notes. Certain inverse floating rate securities held by the Fund have been created with bonds purchased by the Fund and subsequently transferred to the trust. These transactions are considered a form of financing for accounting purposes. As a result, the Fund includes the underlying bond in its investment portfolio and a corresponding liability in the statement of assets and liabilities equal to the floating rate note issued. When a trust is terminated and/or collapsed by either party, the related fixed rate securities held by the trust are delivered back to the Fund where they are either held or sold, and the related liability of the floating rate note issued is adjusted. The Fund does not consider the Fund's investment in inverse floaters borrowing within the meaning of the 1940 Act. Inverse floating rate notes exhibit added interest rate sensitivity compared to other bonds with a similar maturity. Moreover, since these securities are in a trust form, a sale may take longer to settle than the standard two days after the trade date.

The weighted average outstanding daily balance of the floating rate notes issued during the six months ended November 30, 2009 was $360,393,315, with a weighted average interest rate of 0.78%.

When Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Derivatives. Authoritative accounting guidance requires that disclosures about the Fund's derivative and hedging activities and derivatives accounted for as hedging instruments must be disclosed separately from derivatives that do not qualify for hedge accounting. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the Fund's derivatives are not accounted for as hedging instruments. As such, even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund's derivatives are not considered to be hedging instruments. The disclosure below is presented in accordance with authoritative accounting guidance.

Interest Rate Swap Contracts. The value of the Fund's underlying bond investments are subject to interest rate risk. As interest rates increase, the value of the Fund's fixed rate bonds may fall. The longer the duration of the fund's securities, the more sensitive the Fund will be to interest rate changes. To help mitigate this interest rate risk, the Fund invests in interest rate swap contracts to reduce the duration of the investment portfolio. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Fund agrees to pay to the other party to the interest rate swap (which is known as the "counterparty") a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment, or the Fund agrees to receive from the counterparty a fixed rate payment in exchange for the counterparty agreeing to receive from the Fund a variable rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The payment obligations are based on the notional amount of the swap. Certain risks may arise when entering into swap transactions including counterparty default, liquidity or unfavorable changes in interest rates. In connection with these agreements, securities and or cash may be identified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the interest rate swap contract, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. The Fund generally intends, but is not obligated, to terminate its interest rate swaps before the effective date. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily based upon a price supplied by a Board approved pricing vendor and the change in value is recorded as unrealized appreciation or depreciation.

A summary of the open interest rate swaps as of November 30, 2009 is included at the end of the Fund's Investment Portfolio. For the six months ended November 30, 2009, the Fund invested in interest rate swap contracts with total notional amounts ranging from approximately $215,250,000 to $223,200,000.

The following tables summarize the value of the Fund's derivative instruments held as of November 30, 2009 and the related location in the accompanying Statements of Assets and Liabilities presented by the primary underlying risk exposure:

Asset Derivatives	Swap Contracts
Interest Rate Contracts (a)	$ 8,449,899

The above contracts are located in the following Statement of Assets and Liabilities account:

(a) Unrealized appreciation on open interest rate swap contracts
Liability Derivatives	Swap Contracts
Interest Rate Contracts (a)	$ 3,612,323

The above contracts are located in the following Statement of Assets and Liabilities account:

(a) Unrealized depreciation on open interest rate swap contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the period ended November 30, 2009 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Swap Contracts
Interest Rate Contracts (a)	$ (5,011,914)

The above contracts are located in the following Statement of Operations account:

(a) Net realized gain (loss) from interest rate swap contracts
Change in Net Unrealized Appreciation (Depreciation)	Swap Contracts
Interest Rate Contracts (a)	$ (3,728,261)

The above contracts are located in the following Statement of Operations account:

(a) Change in net unrealized appreciation (depreciation) on interest rate swap contracts

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of May 31, 2009 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash position at the Fund's custodian bank at November 30, 2009.

B. Purchases and Sales of Securities

During the six months ended November 30, 2009, purchases and sales of investment securities (excluding short-term investments) aggregated $1,068,406,424 and $857,538,501, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $250 million of the Fund's average daily net assets	.365%
Next $750 million of such net assets	.345%
Next $1.5 billion of such net assets	.325%
Next $2.5 billion of such net assets	.315%
Next $2.5 billion of such net assets	.295%
Next $2.5 billion of such net assets	.275%
Next $2.5 billion of such net assets	.255%
Over $12.5 billion of such net assets	.235%

For the six months ended November 30, 2009, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate of 0.33% of the Fund's average daily net assets.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor a fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended November 30, 2009, the Administration Fee was $1,828,139, of which $311,524 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended November 30, 2009, the amounts charged to the Fund by DISC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at November 30, 2009
Class A	$ 281,324	$ 142,298
Class B	3,284	1,801
Class C	12,782	5,397
Class S	386,266	192,221
Institutional Class	1,464	641
	$ 685,120	$ 342,358

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended November 30, 2009, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at November 30, 2009
Class B	$ 22,152	$ 3,284
Class C	264,705	52,370
	$ 286,857	$ 55,654

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended November 30, 2009, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at November 30, 2009	Annualized Effective Rate
Class A	$ 2,014,058	$ 716,951.24%
Class B	7,302	1,949.25%
Class C	88,235	34,436.25%
	$ 2,109,595	$ 753,336

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid to DIDI in connection with the distribution of Class A shares for the six months ended November 30, 2009 aggregated $13,778.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended November 30, 2009, the CDSC for Class B and C shares aggregated $4,831 and $8,815, respectively. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended November 30, 2009, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $15,786, of which $9,393 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended November 30, 2009		Year Ended May 31, 2009
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	15,073,249	$ 133,565,539	15,383,679	$ 129,209,109
Class B	105,676	929,438	223,054	1,867,698
Class C	3,510,693	31,103,769	3,936,215	32,891,663
Class S	18,517,684	164,789,501	40,699,375	340,094,963
Institutional Class	2,160,419	19,258,388	373,738	3,110,890
		$ 349,646,635		$ 507,174,323
Shares issued to shareholders in reinvestment of distributions
Class A	3,081,895	$ 27,182,882	6,664,817	$ 55,924,500
Class B	8,078	71,196	25,348	212,918
Class C	115,160	1,017,238	157,652	1,321,969
Class S	3,160,543	27,902,880	6,924,250	58,203,401
Institutional Class	23,928	211,918	26,384	221,711
		$ 56,386,114		$ 115,884,499
Shares redeemed
Class A	(9,559,371)	$ (84,256,481)	(31,540,604)	$ (264,644,069)
Class B	(293,803)	(2,580,210)	(847,850)	(7,169,962)
Class C	(648,873)	(5,704,977)	(934,840)	(7,727,556)
Class S	(12,364,477)	(109,157,900)	(49,586,964)	(413,970,060)
Institutional Class	(229,644)	(2,039,483)	(285,962)	(2,390,637)
		$ (203,739,051)		$ (695,902,284)
Redemption fees		$ —		$ 10,238
Net increase (decrease)
Class A	8,595,773	$ 76,491,940	(9,492,108)	$ (79,506,653)
Class B	(180,049)	(1,579,576)	(599,448)	(5,089,346)
Class C	2,976,980	26,416,030	3,159,027	26,486,098
Class S	9,313,750	83,534,481	(1,963,339)	(15,665,287)
Institutional Class	1,954,703	17,430,823	114,160	941,964
		$ 202,293,698		$ (72,833,224)

F. Review for Subsequent Events

Management has reviewed the events and transactions for subsequent events from December 1, 2009 through January 21, 2010, the date the financial statements were available to be issued, and has determined that there were no material events that would require disclosure in the Fund's financial statements through this date.

Investment Management Agreement Approval

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") in September 2009.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

• In September 2009, all but one of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees meet frequently to discuss fund matters. Each year, the Trustees dedicate substantial time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Independent Trustees as a group. The Independent Trustees reviewed the Contract Committee's findings and recommendations and presented their recommendations to the full Board.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund, and that the Agreement was approved by the Fund's shareholders. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DWS provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DWS provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the independent fee consultant using information supplied by Lipper Inc. ("Lipper"). The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by Lipper), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for each of the one-, three- and five-year periods ended December 31, 2008, the Fund's performance (Class A shares) was in the 2nd quartile of the applicable Lipper universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in each of the one-, three- and five-year periods ended December 31, 2008.

On the basis of this evaluation and the ongoing review of investment results by the Board, the Board concluded that the nature, quality and extent of services provided by DWS historically have been and continue to be satisfactory.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DWS under the Fund's administrative services agreement, were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2008). The Board also reviewed data comparing each share class's total (net) operating expenses to the applicable Lipper expense universe. The Board concluded that the comparative Lipper operating expense data was of limited utility, as it likely significantly understated the current expense ratios of many peer funds due to the substantial declines in net assets as a result of market losses and net redemptions that many funds experienced between mid-September 2008 and March 2009 and that were not reflected in the data.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds managed by the same portfolio management teams but offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS US mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and its affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously (including the Independent Trustees) determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 9, 2009, As Revised November 20, 2009

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2009, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007 and 2008.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and serve in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 124 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Account Management Resources

For More Information	The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:

For shareholders of Classes A, B, C and Institutional Class:

(800) 621-1048

For shareholders of Class S:

(800) 728-3337

Web Site

www.dws-investments.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	SMLAX	SMLBX	SMLCX	SCMBX	SMLIX
CUSIP Number	23337W-709	23337W-808	23337W-881	23337W-865	23337W-857
Fund Number	466	666	766	2066	544

Privacy Statement

Dear Valued Client:

Your confidence is important to us. So we want to make sure you know our policies regarding the handling of our clients' private information. The following information is issued by DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number, and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third-party service providers such as transfer agents, custodians and broker-dealers to assist us in processing transactions and servicing your account.

In addition, we may disclose the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. These organizations may only use client information for the purpose designated by the companies listed above. Additional requirements beyond federal law may be imposed by certain states. To the extent that these state laws apply, we will comply with them before we share information about you.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required to or may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

At any time, if you have questions about our policy, please write to us at:

DWS Investments
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415 September 2009

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Chairman of the Board, P.O. Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)       There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Managed Municipal Bond Fund, a series of DWS Municipal Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Managed Municipal Bond Fund, a series of DWS Municipal Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 29, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 29, 2010